UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322
Exact name of registrant as specified in charter:	Delaware Pooled® Trust
Address of principal executive offices:	2005 Market Street Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq. 2005 Market Street Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	October 31
Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments.

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio
July 31, 2017 (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Asset-Backed Security – 0.08%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
4.764% 9/26/33 ϕ	104,547	$115,856
Total Agency Asset-Backed Security
(cost $103,702)		115,856

Agency Collateralized Mortgage Obligations – 5.06%
Fannie Mae REMIC Trust
Series 2004-W11 1A2
6.50% 5/25/44	20,646	23,858
Fannie Mae REMICs
Series 2002-90 A1
6.50% 6/25/42	11,214	13,027
Series 2002-90 A2
6.50% 11/25/42	24,773	28,462
Series 2005-70 PA
5.50% 8/25/35	7,509	8,485
Series 2008-15 SB
5.368% 8/25/36 ∑●	20,764	3,924
Series 2010-129 SM
4.768% 11/25/40 ∑●	128,266	20,629
Series 2011-118 DC
4.00% 11/25/41	269,865	283,080
Series 2012-122 SD
4.868% 11/25/42 ∑●	170,442	33,930
Series 2012-139 NS
5.468% 12/25/42 ∑●	79,788	19,585
Series 2013-7 EI
3.00% 10/25/40 ∑	106,398	13,971
Series 2013-26 ID
3.00% 4/25/33 ∑	60,178	8,597
Series 2013-38 AI
3.00% 4/25/33 ∑	56,330	7,992
Series 2013-43 IX
4.00% 5/25/43 ∑	536,255	127,638
Series 2013-44 DI
3.00% 5/25/33 ∑	156,123	22,401
Series 2013-55 AI
3.00% 6/25/33 ∑	232,746	33,684
Series 2013-59 PY
2.50% 6/25/43	15,000	13,901
Series 2013-103 SK
4.688% 10/25/43 ∑●	276,730	64,050
Series 2014-68 BS
4.918% 11/25/44 ∑●	182,436	38,463
Series 2014-90 SA
4.918% 1/25/45 ∑●	503,100	98,017
Series 2015-27 SA
5.218% 5/25/45 ∑●	70,691	13,893
Series 2015-40 GZ
3.50% 5/25/45	61,484	60,487
Series 2015-44 Z
3.00% 9/25/43	197,981	193,463
Series 2015-89 AZ
3.50% 12/25/45	20,140	19,611
Series 2015-95 SH
4.768% 1/25/46 ∑●	182,294	42,155
Series 2016-33 DI
3.50% 6/25/36 ∑	332,384	49,536
Series 2016-40 ZC
3.00% 7/25/46	50,617	46,898
Series 2016-50 IB
3.00% 2/25/46 ∑	94,586	13,750
Series 2016-55 SK
4.768% 8/25/46 ∑●	144,663	33,580
Series 2016-62 SA
4.768% 9/25/46 ∑●	295,383	71,490
Series 2016-74 GS
4.768% 10/25/46 ∑●	94,389	23,581
Series 2016-79 JS
4.818% 11/25/46 ∑●	219,897	48,909
Series 2016-85 SA
4.768% 11/25/46 ∑●	324,651	79,362
Series 2016-99 DI
3.50% 1/25/46 ∑	96,939	16,467
Series 2016-105 SA
4.768% 1/25/47 ∑●	219,935	49,880
Series 2017-8 BZ
3.00% 2/25/47	152,264	140,515
Series 2017-8 SG
4.768% 2/25/47 ∑●	273,845	62,388
Series 2017-11 EI
3.00% 3/25/42 ∑	262,372	37,051
Series 2017-12 JI
3.50% 5/25/40 ∑	93,328	12,369
Series 2017-16 SM
4.818% 3/25/47 ∑●	340,365	75,276
Series 2017-16 YT
3.00% 7/25/46	41,000	40,839
Series 2017-40 GZ
3.50% 5/25/47	48,421	49,527
Series 2017-46 VG
3.50% 4/25/38	31,000	32,098
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	31,843	35,287
Series 2326 ZQ
6.50% 6/15/31	28,202	31,891

(continues)     NQ-DPT-164 [7/17] 9/17 (256328) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 3123 HT
5.00% 3/15/26	85,527	$91,591
Series 3656 PM
5.00% 4/15/40	58,825	64,778
Series 4050 EI
4.00% 2/15/39 ∑	197,167	22,020
Series 4109 AI
3.00% 7/15/31 ∑	353,396	40,539
Series 4120 IK
3.00% 10/15/32 ∑	277,872	39,178
Series 4135 AI
3.50% 11/15/42 ∑	4,808,286	982,858
Series 4146 IA
3.50% 12/15/32 ∑	146,183	22,982
Series 4159 KS
4.924% 1/15/43 ∑●	130,127	29,621
Series 4161 IM
3.50% 2/15/43 ∑	66,269	14,668
Series 4181 DI
2.50% 3/15/33 ∑	92,328	11,523
Series 4184 GS
4.894% 3/15/43 ∑●	157,118	35,091
Series 4185 LI
3.00% 3/15/33 ∑	60,282	8,632
Series 4191 CI
3.00% 4/15/33 ∑	63,073	9,050
Series 4435 DY
3.00% 2/15/35	157,000	158,123
Series 4457 KZ
3.00% 4/15/45	128,369	122,930
Series 4494 SA 4.954%
7/15/45 ∑●	74,992	16,784
Series 4543 HI
3.00% 4/15/44 ∑	87,065	13,817
Series 4581 LI
3.00% 5/15/36 ∑	82,922	11,586
Series 4592 WT
5.50% 6/15/46	286,397	320,681
Series 4594 SG
4.774% 6/15/46 ∑●	432,421	101,499
Series 4614 HB
2.50% 9/15/46	78,000	70,987
Series 4618 SA
4.774% 9/15/46 ∑●	98,824	24,420
Series 4623 LZ
2.50% 10/15/46	67,248	58,641
Series 4623 MW
2.50% 10/15/46	80,000	73,581
Series 4625 BI
3.50% 6/15/46 ∑	313,019	65,083
Series 4625 PZ
3.00% 6/15/46	39,886	37,770
Series 4631 GS 4.774%
11/15/46 ∑●	332,029	69,984
Series 4631 LJ
3.00% 3/15/41	26,000	25,834
Series 4636 NZ
3.00% 12/15/46	88,534	84,579
Series 4640 LB
3.00% 9/15/43	295,000	290,674
Series 4648 MZ
3.00% 6/15/46	15,226	14,506
Series 4648 SA 4.774%
1/15/47 ∑●	239,646	53,799
Series 4650 JE
3.00% 7/15/46	16,000	15,457
Series 4655 WI
3.50% 8/15/43 ∑	100,417	16,587
Series 4657 PS 4.774%
2/15/47 ∑●	192,743	42,560
Series 4663 AI
3.00% 3/15/42 ∑	170,939	23,692
Series 4663 HZ
3.50% 3/15/47	1,029,929	1,000,974
Series 4676 KZ
2.50% 7/15/45	50,313	44,118
Freddie Mac Strips
Series 267 S5
4.774% 8/15/42 ∑●	191,986	40,238
Series 299 S1
4.774% 1/15/43 ∑●	149,162	29,597
Series 326 S2
4.724% 3/15/44 ∑●	175,432	33,488
GNMA
Series 2010-113 KE
4.50% 9/20/40	125,000	137,648
Series 2012-136 MX
2.00% 11/20/42	30,000	27,554
Series 2013-113 AZ
3.00% 8/20/43	209,160	202,654
Series 2013-113 LY
3.00% 5/20/43	22,000	22,021
Series 2015-64 GZ
2.00% 5/20/45	80,407	67,817
Series 2015-74 CI
3.00% 10/16/39 ∑	173,884	24,530
Series 2015-133 AL
3.00% 5/20/45	208,000	203,571
Series 2015-142 AI
4.00% 2/20/44 ∑	61,694	7,988

2 NQ-DPT-164 [7/17] 9/17 (256328)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2016-89 QS 4.822%
7/20/46 ∑●	159,649	$39,393
Series 2016-108 SK
4.822% 8/20/46 ∑●	246,737	57,953
Series 2016-111 PB
2.50% 8/20/46	74,000	67,835
Series 2016-116 GI
3.50% 11/20/44 ∑	303,997	48,472
Series 2016-118 DI
3.50% 3/20/43 ∑	348,859	54,955
Series 2016-120 AS
4.872% 9/20/46 ∑●	264,301	64,488
Series 2016-120 NS
4.872% 9/20/46 ∑●	356,540	88,548
Series 2016-121 JS
4.872% 9/20/46 ∑●	254,914	61,036
Series 2016-134 MW
3.00% 10/20/46	13,000	13,222
Series 2016-149 GI
4.00% 11/20/46 ∑	96,985	21,606
Series 2016-156 PB
2.00% 11/20/46	47,000	38,773
Series 2016-160 GI
3.50% 11/20/46 ∑	210,530	49,705
Series 2016-163 MI
3.50% 11/20/46 ∑	172,696	21,511
Series 2016-163 XI
3.00% 10/20/46 ∑	245,693	34,142
Series 2017-10 KZ
3.00% 1/20/47	15,226	14,105
Series 2017-25 CZ
3.50% 2/20/47	64,939	65,418
Total Agency Collateralized Mortgage
Obligations (cost $7,981,519)		7,813,462

Agency Commercial Mortgage-Backed Securities – 1.18%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K719 A1 2.53%
12/25/21◆	56,676	57,662
Series KS03 A4 3.161%
5/25/25◆●	130,000	134,716
FREMF Mortgage Trust
Series 2010-K7 B 144A
5.50% 4/25/20 #●	95,000	102,416
Series 2011-K12 B 144A
4.344% 1/25/46 #●	95,000	100,660
Series 2011-K14 B 144A
5.167% 2/25/47 #●	50,000	54,592
Series 2011-K15 B 144A
4.948% 8/25/44 #●	150,000	163,198
Series 2011-K704 B 144A
4.536% 10/25/30 #●	85,000	86,837
Series 2012-K18 B 144A
4.255% 1/25/45 #●	50,000	53,060
Series 2012-K22 B 144A
3.686% 8/25/45 #●	60,000	62,380
Series 2012-K708 B 144A
3.751% 2/25/45 #●	470,533	480,555
Series 2013-K32 B 144A
3.537% 10/25/46 #●	95,000	98,422
Series 2013-K33 B 144A
3.502% 8/25/46 #●	115,000	118,776
Series 2013-K712 B 144A
3.365% 5/25/45 #●	140,000	143,040
Series 2013-K713 B 144A
3.165% 4/25/46 #●	35,000	35,665
Series 2013-K713 C 144A
3.165% 4/25/46 #●	135,000	135,949
Total Agency Commercial
Mortgage-Backed
Securities (cost $1,821,072)		1,827,928

Agency Mortgage-Backed Securities – 10.06%
Fannie Mae
3.00% 1/1/47	736,471	734,939
3.00% 8/1/56	274,816	272,720
Fannie Mae ARM
2.53% 12/1/46 ●	177,306	178,348
2.909% 7/1/45 ●	29,741	30,338
2.947% 12/1/45 ●	40,603	41,579
2.962% 4/1/46 ●	21,833	22,300
3.053% 4/1/44 ●	89,112	91,462
3.091% 3/1/38 ●	24,584	25,582
3.123% 8/1/34 ●	24,130	25,258
3.203% 4/1/44 ●	33,483	34,523
3.217% 3/1/44 ●	40,662	42,026
3.272% 9/1/43 ●	20,244	20,899
Fannie Mae FHAVA
4.50% 7/1/40	68,125	73,875
Fannie Mae S.F. 30 yr
4.50% 9/1/39	20,837	22,625
4.50% 11/1/39	54,170	59,040
4.50% 1/1/40	679,745	738,300
4.50% 6/1/40	60,085	65,292
4.50% 8/1/40	16,980	18,368
4.50% 7/1/41	150,608	163,766
4.50% 8/1/41	74,570	81,309

(continues)     NQ-DPT-164 [7/17] 9/17 (256328) 3

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 1/1/42	49,704	$53,981
4.50% 8/1/42	380,477	413,105
4.50% 10/1/43	393,306	427,178
4.50% 10/1/44	48,745	52,921
4.50% 3/1/46	26,989	29,276
4.50% 7/1/46	302,022	325,963
5.00% 12/1/35	256,736	285,326
5.00% 1/1/40	793,247	881,701
5.50% 8/1/37	221,254	247,675
5.50% 6/1/39	44,930	50,193
5.50% 6/1/41	115,933	129,987
5.50% 9/1/41	78,863	89,237
5.50% 5/1/44	2,677,185	2,995,874
6.00% 4/1/35	353,259	404,125
6.00% 7/1/36	3,058	3,439
6.00% 9/1/36	19,255	22,215
6.00% 12/1/36	2,060	2,333
6.00% 6/1/37	1,177	1,339
6.00% 7/1/37	1,015	1,154
6.00% 11/1/37	398	452
6.00% 5/1/38	2,993	3,408
6.00% 9/1/38	6,352	7,212
6.00% 10/1/38	18,779	21,328
6.00% 11/1/38	4,946	5,621
6.00% 10/1/39	147,875	169,039
6.00% 4/1/40	19,126	21,613
6.00% 9/1/40	8,196	9,362
6.00% 11/1/40	3,503	3,996
6.00% 5/1/41	45,176	51,310
6.00% 7/1/41	51,294	58,590
6.50% 5/1/40	29,469	33,052
7.00% 12/1/37	8,037	8,563
7.50% 6/1/31	865	1,040
7.50% 6/1/34	9,545	10,879
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/47	557,000	556,304
4.50% 10/1/47	468,000	501,400
Freddie Mac ARM
2.554% 10/1/46 ●	58,031	58,444
2.743% 2/1/47 ●	33,195	33,540
2.921% 10/1/45 ●	58,633	59,830
2.931% 11/1/44 ●	17,938	18,451
2.974% 11/1/45 ●	48,545	49,639
3.111% 3/1/46 ●	85,947	88,229
Freddie Mac S.F. 30 yr
4.50% 4/1/39	8,989	9,714
4.50% 5/1/40	335,831	365,318
4.50% 3/1/42	68,862	74,301
4.50% 7/1/42	88,707	95,885
4.50% 8/1/42	1,982,434	2,148,615
4.50% 12/1/43	65,945	71,326
4.50% 8/1/44	133,798	144,750
4.50% 7/1/45	340,105	365,928
5.00% 6/1/36	88,693	97,195
5.00% 5/1/41	70,704	78,149
5.00% 4/1/44	83,423	92,508
5.50% 3/1/34	2,647	2,958
5.50% 12/1/34	2,316	2,595
5.50% 11/1/35	4,290	4,804
5.50% 12/1/35	2,355	2,642
5.50% 11/1/36	2,786	3,116
5.50% 9/1/37	4,478	4,991
5.50% 1/1/39	18,527	20,663
5.50% 6/1/41	202,851	226,644
6.00% 2/1/36	4,900	5,552
6.00% 1/1/38	2,868	3,230
6.00% 8/1/38	11,478	13,060
6.00% 5/1/40	27,000	30,618
6.00% 7/1/40	26,928	30,493
7.00% 11/1/33	775	891
GNMA I S.F. 30 yr
5.50% 2/15/41	38,364	42,802
7.00% 12/15/34	101,789	119,734
GNMA II S.F. 30 yr
5.00% 9/20/46	97,972	105,746
5.50% 5/20/37	29,066	32,267
5.50% 4/20/40	24,142	26,333
6.00% 2/20/39	30,226	33,592
6.00% 10/20/39	122,892	136,672
6.00% 2/20/40	120,510	134,554
6.00% 4/20/46	37,971	42,404
6.50% 10/20/39	45,962	51,384
Total Agency Mortgage-Backed Securities
(cost $15,588,697)		15,552,307

Collateralized Debt Obligations – 2.39%
Benefit Street Partners CLO IV
Series 2014-IVA A1R
144A 2.797% 1/20/29 #●	500,000	505,000
BlueMountain CLO
Series 2015-2A A1
144A 2.734% 7/18/27 #●	250,000	250,470
Cedar Funding VI CLO
Series 2016-6A A1
144A 2.777% 10/20/28 #●	250,000	251,821

4 NQ-DPT-164 [7/17] 9/17 (256328)

(Unaudited)

	Principal	Value
	amount°	(US $)
Collateralized Debt Obligations (continued)
GoldenTree Loan
Management US CLO 1
Series 2017-1A A
144A 2.527% 4/20/29 #●	250,000	$250,962
JFIN CLO 2017
Series 2017-1A A1
144A 2.783% 4/24/29 #●	295,000	295,938
MP CLO IV
Series 2013-2A ARR
144A 2.595% 7/25/29 #●	250,000	250,000
Northwoods Capital XV
Series 2017-15A A
144A 2.555% 6/20/29 #●	250,000	249,867
Oaktree CLO
Series 2014-1A A1R
144A 2.472% 5/13/29 #●	350,000	349,824
OCP CLO
Series 2017-13A A1A
144A 2.561% 7/15/30 #●	250,000	249,657
Octagon Investment Partners
XV
Series 2013-1A A1AR
144A 2.526% 7/19/30 #●	250,000	250,000
TIAA CLO
Series 2017-1A A
144A 2.49% 4/20/29 #●	250,000	250,946
Venture CDO
Series 2016-25A A1
144A 2.797% 4/20/29 #●	100,000	100,271
Venture XXIV CLO
Series 2016-24A A1D
144A 2.727% 10/20/28 #●	195,000	196,635
Venture XXVIII CLO
Series 2017-28A A2
144A 2.716% 7/20/30 #●	250,000	247,415
Total Collateralized Debt Obligations
(cost $3,685,880)		3,698,806

Convertible Bonds – 0.03%
Ciena 144A 3.75% exercise
price $20.17, maturity date
10/15/18 #	7,000	9,643
General Cable 4.50% exercise
price $31.01, maturity date
11/15/29 ϕ	12,000	10,620
Hologic 2.00% exercise price
$31.18, maturity date
3/1/42 ϕ	7,000	10,036
Nuance Communications
2.75% exercise price
$32.30, maturity date
11/1/31	9,000	9,028
Total Convertible Bonds (cost $36,187)		39,327

Corporate Bonds – 52.56%
Banking – 11.26%
Akbank TAS 144A
7.20% 3/16/27 #●	200,000	209,005
Ally Financial
5.75% 11/20/25	585,000	628,144
Banco Nacional de Costa
Rica 144A
5.875% 4/25/21 #	200,000	208,000
Banco Santander
4.25% 4/11/27	400,000	419,648
Bank of America
3.593% 7/21/28 ●	145,000	145,718
4.183% 11/25/27	710,000	734,830
4.443% 1/20/48 ●	340,000	362,967
Bank of New York Mellon
2.15% 2/24/20	25,000	25,220
2.20% 8/16/23	125,000	122,282
2.50% 4/15/21	110,000	111,195
3.442% 2/7/28 ●	240,000	246,660
4.625%Ψ●	200,000	203,800
Barclays 8.25%Ψ●	400,000	426,040
BB&T 2.45% 1/15/20	120,000	121,898
BOC Aviation 144A
2.375% 9/15/21 #	200,000	196,728
Branch Banking & Trust
2.85% 4/1/21	250,000	256,017
Citigroup 2.279% 5/17/24 ●	95,000	95,286
Citizens Bank
2.55% 5/13/21	250,000	251,105
Citizens Financial Group
4.30% 12/3/25	115,000	120,945
Compass Bank
2.875% 6/29/22	250,000	250,129
3.875% 4/10/25	250,000	250,909
Cooperatieve Rabobank
3.75% 7/21/26	250,000	254,082
Credit Suisse Group
144A 4.282% 1/9/28 #	410,000	430,720
144A 6.25%#Ψ●	200,000	215,075
Credit Suisse Group Funding
Guernsey 4.55% 4/17/26	360,000	387,287
Fifth Third Bancorp
2.60% 6/15/22	50,000	50,033

(continues)     NQ-DPT-164 [7/17] 9/17 (256328) 5

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Fifth Third Bank
3.85% 3/15/26		450,000	$466,813
Goldman Sachs Group
3.691% 6/5/28 ●		430,000	433,197
5.15% 5/22/45		215,000	243,861
Huntington Bancshares
2.30% 1/14/22		160,000	158,440
JPMorgan Chase & Co.
3.54% 5/1/28 ●		145,000	146,461
3.882% 7/24/38 ●		215,000	215,448
4.032% 7/24/48 ●		140,000	141,143
4.25% 10/1/27		25,000	26,467
6.75%Ψ●		205,000	235,084
KeyBank
2.40% 6/9/22		500,000	499,703
3.40% 5/20/26		300,000	298,088
Landwirtschaftliche
Rentenbank
5.375% 4/23/24	NZD	38,000	31,692
Manufacturers & Traders Trust
2.50% 5/18/22		250,000	250,991
Morgan Stanley
3.591% 7/22/28 ●		250,000	251,033
3.95% 4/23/27		150,000	152,430
4.375% 1/22/47		325,000	341,678
5.00% 11/24/25		315,000	345,588
Northern Trust
3.375% 5/8/32 ●		55,000	55,256
PNC Bank
2.30% 6/1/20		250,000	252,268
6.875% 4/1/18		250,000	258,345
PNC Financial Services Group
3.15% 5/19/27		250,000	250,938
5.00%Ψ●		160,000	166,000
Popular 7.00% 7/1/19		315,000	333,900
Royal Bank of Scotland Group
8.625%Ψ●		400,000	442,752
Santander UK 144A
5.00% 11/7/23 #		400,000	433,847
State Street
3.10% 5/15/23		65,000	66,504
3.30% 12/16/24		105,000	108,441
SunTrust Bank
2.45% 8/1/22		115,000	114,944
2.70% 1/27/22		55,000	55,445
3.30% 5/15/26		200,000	198,121
5.05% Ψ●		45,000	45,619
SVB Financial Group
3.50% 1/29/25		120,000	119,888
Swedbank 144A
2.65% 3/10/21 #		200,000	202,949
Toronto-Dominion Bank
2.50% 12/14/20		95,000	96,516
UBS Group 6.875%Ψ●		330,000	362,520
UBS Group Funding
Switzerland
144A 3.491% 5/23/23 #		200,000	205,701
144A 4.253% 3/23/28 #		200,000	212,896
US Bancorp
2.375% 7/22/26		315,000	300,264
2.625% 1/24/22		40,000	40,599
3.10% 4/27/26		140,000	139,491
3.15% 4/27/27		410,000	413,573
3.60% 9/11/24		40,000	41,718
USB Capital IX 3.50%Ψ●		355,000	317,725
Wells Fargo & Co.
2.625% 7/22/22		90,000	90,233
3.584% 5/22/28 ●		365,000	371,390
4.75% 12/7/46		280,000	304,012
Wells Fargo Capital X
5.95% 12/15/36		55,000	62,508
Westpac Banking
4.322% 11/23/31 ●		110,000	113,641
Woori Bank 144A
4.75% 4/30/24 #		200,000	210,186
Zions Bancorporation
4.50% 6/13/23		55,000	58,941
			17,408,971
Basic Industry – 3.65%
Barrick North America Finance
5.75% 5/1/43		105,000	128,922
BHP Billiton Finance
USA 144A
6.25% 10/19/75 #●		400,000	437,600
Chemours 5.375% 5/15/27		220,000	232,375
Corp Nacional del Cobre de
Chile 144A
4.50% 8/1/47 #		200,000	198,270
Dow Chemical
8.55% 5/15/19		549,000	613,450
Equate Petrochemical 144A
3.00% 3/3/22 #		200,000	199,730
Freeport-McMoRan
4.55% 11/14/24		375,000	368,437
Georgia-Pacific
144A 2.539% 11/15/19 #		15,000	15,187

6 NQ-DPT-164 [7/17] 9/17 (256328)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Basic Industry (continued)
8.00% 1/15/24	310,000	$402,044
Hudbay Minerals 144A
7.625% 1/15/25 #	155,000	170,888
International Paper
4.35% 8/15/48	75,000	74,924
4.40% 8/15/47	65,000	65,733
INVISTA Finance 144A
4.25% 10/15/19 #	80,000	82,000
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	310,000	354,950
Mosaic 5.625% 11/15/43	55,000	56,789
NOVA Chemicals
144A 5.00% 5/1/25 #	55,000	55,413
144A 5.25% 6/1/27 #	305,000	306,525
OCP 144A 4.50% 10/22/25 #	200,000	202,372
Olin 5.125% 9/15/27	345,000	363,006
Phosagro OAO via Phosagro
Bond Funding DAC 144A
3.95% 11/3/21 #	200,000	201,856
Sherwin-Williams
3.45% 6/1/27	285,000	290,976
Steel Dynamics
5.50% 10/1/24	355,000	380,738
Vale Overseas
5.875% 6/10/21	45,000	49,219
6.25% 8/10/26	60,000	66,840
Vedanta Resources 144A
6.375% 7/30/22 #	200,000	208,000
Westlake Chemical
5.00% 8/15/46	40,000	43,206
WR Grace & Co.-Conn 144A
5.625% 10/1/24 #	63,000	67,961
		5,637,411
Brokerage – 0.38%
Affiliated Managers Group
3.50% 8/1/25	105,000	104,823
E*TRADE Financial
5.875%Ψ●	160,000	172,096
Jefferies Group
4.85% 1/15/27	65,000	68,969
6.45% 6/8/27	30,000	34,703
6.50% 1/20/43	65,000	74,159
Lazard Group
3.625% 3/1/27	10,000	9,968
3.75% 2/13/25	125,000	127,719
		592,437
Capital Goods – 2.90%
Ardagh Packaging
Finance 144A
6.00% 2/15/25 #	345,000	369,364
Ball 5.25% 7/1/25	330,000	364,237
CCL Industries 144A
3.25% 10/1/26 #	95,000	91,742
Crane
2.75% 12/15/18	20,000	20,247
4.45% 12/15/23	95,000	100,384
General Electric
2.10% 12/11/19	130,000	131,420
5.55% 5/4/20	10,000	11,002
6.00% 8/7/19	90,000	97,705
LafargeHolcim Finance
US 144A 3.50% 9/22/26 #	400,000	397,072
Lennox International
3.00% 11/15/23	100,000	100,566
Masco 3.50% 4/1/21	395,000	407,257
Parker-Hannifin
3.30% 11/21/24	10,000	10,325
Rockwell Collins
3.20% 3/15/24	95,000	97,035
3.50% 3/15/27	250,000	257,060
Roper Technologies
2.80% 12/15/21	80,000	80,965
Siemens Financierings-
maatschappij 144A
3.125% 3/16/24 #	545,000	559,245
St. Marys Cement
Canada 144A
5.75% 1/28/27 #	200,000	204,850
Standard Industries 144A
5.00% 2/15/27 #	400,000	413,500
Tyco Electronics Group
3.125% 8/15/27	70,000	69,439
United Rentals North America
5.875% 9/15/26	400,000	432,000
United Technologies
2.80% 5/4/24	150,000	151,315
3.75% 11/1/46	125,000	123,048
		4,489,778
Communications – 5.57%
AMC Networks
4.75% 8/1/25	225,000	227,531
AT&T
3.90% 8/14/27	145,000	145,189
4.25% 3/1/27	635,000	654,388
4.90% 8/14/37	150,000	149,791

(continues)     NQ-DPT-164 [7/17] 9/17 (256328) 7

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Communications (continued)
5.15% 2/14/50	200,000	$200,066
CC Holdings GS V
3.849% 4/15/23	65,000	68,629
Cincinnati Bell 144A
7.00% 7/15/24 #	160,000	162,400
CK Hutchison International
17 144A 3.50% 4/5/27 #	200,000	204,746
Crown Castle International
4.00% 3/1/27	20,000	20,533
5.25% 1/15/23	150,000	167,749
3.65% 9/1/27	250,000	250,216
Crown Castle Towers 144A
4.883% 8/15/20 #	275,000	293,311
CSC Holdings 144A
5.50% 4/15/27 #	200,000	213,500
Deutsche Telekom
International Finance 144A
2.485% 9/19/23 #	505,000	493,916
DISH DBS 7.75% 7/1/26	295,000	354,000
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	99,072
Level 3 Financing
5.375% 5/1/25	485,000	516,525
Midcontinent
Communications 144A
6.875% 8/15/23 #	155,000	168,780
Millicom International
Cellular 144A
6.00% 3/15/25 #	200,000	211,590
Myriad International
Holdings 144A
4.85% 7/6/27 #	200,000	206,800
Nielsen Co Luxembourg 144A
5.00% 2/1/25 #	345,000	357,075
SBA Tower Trust
144A 2.24% 4/10/18 #	45,000	44,986
144A 2.898% 10/8/19 #	60,000	60,343
Sirius XM Radio
144A 5.00% 8/1/27 #	35,000	35,923
144A 5.375% 4/15/25 #	330,000	347,325
Sprint 7.875% 9/15/23	443,000	503,913
Telecom Italia 144A
5.303% 5/30/24 #	200,000	220,250
Time Warner Cable
7.30% 7/1/38	360,000	460,772
Time Warner Entertainment
8.375% 3/15/23	185,000	232,022
Unitymedia 144A
6.125% 1/15/25 #	200,000	216,000
Verizon Communications
5.25% 3/16/37	110,000	117,672
VimpelCom Holdings 144A
4.95% 6/16/24 #	200,000	201,750
Virgin Media Secured
Finance 144A
5.50% 8/15/26 #	400,000	425,000
Wind Acquisition
Finance 144A
7.375% 4/23/21 #	200,000	208,345
Zayo Group 144A
5.75% 1/15/27 #	345,000	366,563
		8,606,671
Consumer Cyclical – 4.39%
Alimentation Couche-Tard
144A 2.70% 7/26/22 #	75,000	75,254
144A 3.55% 7/26/27 #	115,000	116,121
Atento Luxco 1 144A
6.125% 8/10/22 #	75,000	76,095
Boyd Gaming
6.375% 4/1/26	320,000	349,600
Cencosud 144A
6.625% 2/12/45 #	200,000	218,660
Coach 4.125% 7/15/27	115,000	116,035
CVS Health 5.00% 12/1/24	375,000	416,995
Dollar General
3.875% 4/15/27	280,000	289,878
Ford Motor Credit
2.24% 6/15/18	465,000	466,774
General Motors
6.75% 4/1/46	40,000	48,047
General Motors Financial
5.25% 3/1/26	265,000	287,977
GLP Capital 5.375% 4/15/26	250,000	272,735
Goodyear Tire & Rubber
5.00% 5/31/26	330,000	341,138
Hyundai Capital America
144A 2.55% 2/6/19 #	75,000	75,443
144A 3.00% 3/18/21 #	120,000	121,448
JD.com 3.125% 4/29/21	200,000	200,632
Lennar
4.50% 4/30/24	500,000	521,250
4.875% 12/15/23	165,000	175,931
Levi Strauss & Co.
5.00% 5/1/25	195,000	205,238
Live Nation
Entertainment 144A
4.875% 11/1/24 #	195,000	200,363

8 NQ-DPT-164 [7/17] 9/17 (256328)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Lowe’s
3.70% 4/15/46	150,000	$144,621
4.05% 5/3/47	25,000	25,637
Marriott International
4.50% 10/1/34	20,000	21,112
MGM Growth Properties
Operating Partnership
4.50% 9/1/26	250,000	253,125
Murphy Oil USA
6.00% 8/15/23	190,000	201,400
Penn National Gaming 144A
5.625% 1/15/27 #	400,000	413,000
Penske Automotive Group
5.50% 5/15/26	350,000	351,750
PulteGroup 5.00% 1/15/27	170,000	176,588
Scientific Games International
10.00% 12/1/22	350,000	391,563
Toyota Motor Credit
2.80% 7/13/22	140,000	143,419
Wyndham Worldwide
4.15% 4/1/24	90,000	93,585
		6,791,414
Consumer Non-Cyclical – 5.53%
Abbott Laboratories
2.80% 9/15/20	75,000	76,471
4.90% 11/30/46	395,000	438,352
Anheuser-Busch InBev
Finance 3.65% 2/1/26	815,000	844,358
Aramark Services
4.75% 6/1/26	230,000	241,406
Becle 144A 3.75% 5/13/25 #	150,000	152,122
Becton Dickinson
3.363% 6/6/24	120,000	121,538
3.70% 6/6/27	180,000	182,162
Biogen 5.20% 9/15/45	235,000	271,216
Celgene 3.25% 8/15/22	425,000	439,789
CHS 6.25% 3/31/23	180,000	184,950
DaVita 5.00% 5/1/25	390,000	396,747
ESAL 144A 6.25% 2/5/23 #	200,000	189,500
HCA 5.375% 2/1/25	595,000	634,638
HealthSouth 5.75% 11/1/24	210,000	214,725
Heineken 144A
3.50% 1/29/28 #	45,000	46,278
Kroger 2.65% 10/15/26	100,000	92,951
Marfrig Holdings
Europe 144A
8.00% 6/8/23 #	200,000	208,900
Molson Coors Brewing
3.00% 7/15/26	435,000	424,275
4.20% 7/15/46	115,000	113,308
Mylan 3.95% 6/15/26	180,000	184,396
New York & Presbyterian
Hospital 4.063% 8/1/56	130,000	128,870
Pernod Ricard 144A
4.45% 1/15/22 #	450,000	486,249
Pfizer 3.00% 12/15/26	160,000	162,304
Reynolds American
4.45% 6/12/25	165,000	177,741
Scotts Miracle-Gro
5.25% 12/15/26	195,000	205,969
Shire Acquisitions Investments
Ireland
2.40% 9/23/21	160,000	159,450
2.875% 9/23/23	150,000	150,078
Tempur Sealy International
5.50% 6/15/26	335,000	345,888
Tenet Healthcare 144A
5.125% 5/1/25 #	380,000	383,325
Thermo Fisher Scientific
3.00% 4/15/23	545,000	555,150
Tyson Foods 3.55% 6/2/27	200,000	205,020
Zimmer Biomet Holdings
4.625% 11/30/19	120,000	126,319
		8,544,445
Electric – 6.63%
AES 5.50% 4/15/25	110,000	115,775
AES Gener
144A 5.25% 8/15/21 #	200,000	215,415
144A
8.375% 12/18/73 #●	200,000	215,250
Ameren 3.65% 2/15/26	300,000	308,125
Ameren Illinois
9.75% 11/15/18	295,000	324,027
American Transmission
Systems 144A
5.25% 1/15/22 #	50,000	55,348
Berkshire Hathaway Energy
3.75% 11/15/23	345,000	366,235
Calpine
144A 5.25% 6/1/26 #	125,000	123,125
5.50% 2/1/24	240,000	225,900
Cleveland Electric Illuminating
5.50% 8/15/24	75,000	86,223
CMS Energy 6.25% 2/1/20	120,000	131,814
ComEd Financing III
6.35% 3/15/33	60,000	66,269

(continues)     NQ-DPT-164 [7/17] 9/17 (256328) 9

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Electric (continued)
Consumers Energy
3.25% 8/15/46	105,000	$96,811
Dominion Energy
3.625% 12/1/24	305,000	315,336
3.90% 10/1/25	135,000	141,523
DTE Electric 3.75% 8/15/47	55,000	54,970
DTE Energy
2.85% 10/1/26	190,000	182,487
3.30% 6/15/22	115,000	118,399
Duke Energy 2.65% 9/1/26	230,000	223,048
Dynegy
6.75% 11/1/19	165,000	171,497
7.375% 11/1/22	350,000	355,687
Emera 6.75% 6/15/76 ●	215,000	246,175
Emera US Finance
3.55% 6/15/26	15,000	15,239
4.75% 6/15/46	190,000	204,642
Enel 144A
8.75% 9/24/73 #●	200,000	241,500
Enel Americas
4.00% 10/25/26	75,000	75,656
Enel Finance
International 144A
3.625% 5/25/27 #	600,000	607,032
Entergy
2.95% 9/1/26	40,000	38,941
4.00% 7/15/22	40,000	42,513
Entergy Louisiana
4.05% 9/1/23	315,000	338,516
4.95% 1/15/45	10,000	10,282
Entergy Mississippi
2.85% 6/1/28	115,000	111,518
Exelon
3.497% 6/1/22	340,000	352,652
3.95% 6/15/25	220,000	231,015
Fortis 3.055% 10/4/26	480,000	467,172
Great Plains Energy
4.85% 6/1/21	35,000	37,372
Indiana Michigan Power
3.20% 3/15/23	10,000	10,241
4.55% 3/15/46	245,000	271,157
IPALCO Enterprises
3.45% 7/15/20	115,000	117,300
5.00% 5/1/18	35,000	35,700
Kansas City Power & Light
3.65% 8/15/25	220,000	225,491
LG&E & KU Energy
4.375% 10/1/21	165,000	175,648
Metropolitan Edison 144A
4.00% 4/15/25 #	110,000	113,198
MidAmerican Energy
4.25% 5/1/46	115,000	124,420
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	430,000	429,300
4.75% 4/30/43 ●	70,000	72,630
5.25% 4/20/46 ●	60,000	64,385
New York State Electric &
Gas 144A
3.25% 12/1/26 #	145,000	146,880
NextEra Energy Capital
Holdings
3.55% 5/1/27	145,000	149,767
3.625% 6/15/23	145,000	150,871
NV Energy 6.25% 11/15/20	75,000	84,401
Pennsylvania Electric
5.20% 4/1/20	140,000	148,621
Public Service Co. of
New Hampshire
3.50% 11/1/23	45,000	47,133
Public Service Co. of
Oklahoma 5.15% 12/1/19	100,000	106,558
Rochester Gas &
Electric 144A
3.10% 6/1/27 #	35,000	35,215
SCANA 4.125% 2/1/22	95,000	98,884
Southern
2.75% 6/15/20	180,000	182,871
3.25% 7/1/26	320,000	319,205
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	70,000	73,120
Wisconsin Electric Power
4.30% 12/15/45	140,000	148,234
		10,244,719
Energy – 5.68%
AmeriGas Partners
5.50% 5/20/25	325,000	329,875
Anadarko Petroleum
6.60% 3/15/46	300,000	371,606
Andeavor 144A
4.75% 12/15/23 #	155,000	168,124
Antero Resources
5.00% 3/1/25	355,000	351,450
Boston Gas 144A
3.15% 8/1/27 #	105,000	104,901
BP Capital Markets
3.216% 11/28/23	215,000	220,955

10 NQ-DPT-164 [7/17] 9/17 (256328)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Cheniere Corpus Christi
Holdings 5.875% 3/31/25	160,000	$174,000
Diamondback Energy
4.75% 11/1/24	275,000	279,125
Energy Transfer
6.125% 12/15/45	330,000	362,803
9.70% 3/15/19	59,000	65,857
Enterprise Products Operating
7.034% 1/15/68 ●	30,000	30,750
Gazprom OAO Via Gaz
Capital 144A
4.95% 3/23/27 #	200,000	202,304
Gulfport Energy 144A
6.00% 10/15/24 #	170,000	169,048
KazMunayGas National 144A
4.75% 4/19/27 #	200,000	199,211
Marathon Oil 4.40% 7/15/27	275,000	280,169
MPLX 4.875% 12/1/24	255,000	274,422
Murphy Oil 6.875% 8/15/24	385,000	410,025
Nabors Industries
5.50% 1/15/23	287,000	273,626
Newfield Exploration
5.75% 1/30/22	385,000	408,581
Noble Energy
5.05% 11/15/44	360,000	375,027
ONEOK
4.95% 7/13/47	120,000	120,255
7.50% 9/1/23	220,000	266,926
Pertamina Persero 144A
4.875% 5/3/22 #	200,000	214,644
Perusahaan Gas Negara
Persero 144A
5.125% 5/16/24 #	200,000	216,820
Perusahaan Listrik
Negara 144A
4.125% 5/15/27 #	200,000	198,329
Petrobras Global Finance
5.375% 1/27/21	30,000	30,900
6.75% 1/27/41	175,000	168,656
7.375% 1/17/27	80,000	86,840
Petroleos Mexicanos
144A 6.75% 9/21/47 #	130,000	137,176
6.75% 9/21/47	25,000	26,380
Plains All American Pipeline
3.85% 10/15/23	110,000	112,117
8.75% 5/1/19	100,000	110,933
Sabine Pass Liquefaction
5.625% 3/1/25	270,000	300,820
5.75% 5/15/24	100,000	112,583
5.875% 6/30/26	170,000	191,713
Southern Gas Corridor 144A
6.875% 3/24/26 #	200,000	220,450
Southwestern Energy
6.70% 1/23/25	250,000	247,423
Tengizchevroil Finance Co.
International 144A
4.00% 8/15/26 #	200,000	196,620
Transcanada Trust
5.30% 3/15/77 ●	65,000	67,397
5.875% 8/15/76 ●	90,000	98,703
Transocean Proteus 144A
6.25% 12/1/24 #	237,500	249,969
Woodside Finance
144A 3.65% 3/5/25 #	65,000	65,139
144A 8.75% 3/1/19 #	140,000	154,164
YPF 144A
24.104% 7/7/20 #●	125,000	128,750
		8,775,566
Finance Companies – 0.91%
AerCap Global Aviation
Trust 144A
6.50% 6/15/45 #●	200,000	216,000
AerCap Ireland Capital
3.65% 7/21/27	150,000	148,963
Air Lease
3.00% 9/15/23	140,000	139,882
3.625% 4/1/27	130,000	130,667
Aviation Capital Group
144A 2.875% 1/20/22 #	200,000	200,746
144A 4.875% 10/1/25 #	185,000	202,385
International Lease Finance
8.625% 1/15/22	300,000	370,516
		1,409,159
Insurance – 1.51%
Allstate 3.28% 12/15/26	460,000	471,634
Berkshire Hathaway
2.75% 3/15/23	80,000	81,685
Berkshire Hathaway Finance
2.90% 10/15/20	65,000	67,167
Liberty Mutual Group 144A
4.95% 5/1/22 #	25,000	27,484
Manulife Financial
4.061% 2/24/32 ●	170,000	172,105
Metropolitan Life Global
Funding I 144A
3.45% 12/18/26 #	390,000	403,161

(continues)     NQ-DPT-164 [7/17] 9/17 (256328) 11

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Insurance (continued)
Nuveen Finance
144A 2.95% 11/1/19 #	90,000	$91,631
144A 4.125% 11/1/24 #	460,000	485,280
Principal Life Global Funding
II 144A 3.00% 4/18/26 #	105,000	104,448
Progressive 4.125% 4/15/47	135,000	142,478
Prudential Financial
5.375% 5/15/45 ●	85,000	92,337
XLIT
3.761%Ψ●	45,000	42,300
5.50% 3/31/45	135,000	147,457
		2,329,167
REITs – 1.34%
American Tower
4.00% 6/1/25	365,000	379,500
4.40% 2/15/26	70,000	74,420
American Tower Trust I 144A
3.07% 3/15/23 #	120,000	121,420
Corporate Office Properties
3.60% 5/15/23	45,000	45,078
5.25% 2/15/24	55,000	59,152
CubeSmart 3.125% 9/1/26	135,000	129,631
CyrusOne 144A
5.00% 3/15/24 #	75,000	78,187
DDR 7.875% 9/1/20	165,000	188,937
Education Realty Operating
Partnership
4.60% 12/1/24	110,000	112,778
Hospitality Properties Trust
4.50% 3/15/25	65,000	67,256
Host Hotels & Resorts
3.75% 10/15/23	135,000	138,804
3.875% 4/1/24	65,000	66,709
LifeStorage 3.50% 7/1/26	100,000	95,814
Physicians Realty
4.30% 3/15/27	60,000	61,324
Regency Centers
3.60% 2/1/27	140,000	139,923
Trust F/1401 144A
5.25% 1/30/26 #	200,000	210,250
UDR 4.00% 10/1/25	40,000	41,528
WP Carey 4.60% 4/1/24	55,000	57,628
		2,068,339
Technology – 1.91%
Apple 3.20% 5/11/27	295,000	299,703
CDK Global 5.00% 10/15/24	110,000	116,875
CDW Finance 5.00% 9/1/25	420,000	440,740
Cisco Systems
1.85% 9/20/21	135,000	134,212
CommScope
Technologies 144A
5.00% 3/15/27 #	345,000	346,725
Dell International 144A
6.02% 6/15/26 #	95,000	106,262
Equinix 5.375% 5/15/27	375,000	406,406
Microsoft
3.70% 8/8/46	45,000	44,643
4.25% 2/6/47	440,000	476,700
NXP 144A 4.625% 6/1/23 #	335,000	362,698
Symantec 144A
5.00% 4/15/25 #	200,000	210,000
		2,944,964
Transportation – 0.90%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #◆	60,848	61,989
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ◆	30,024	30,896
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ◆	90,392	91,296
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ◆	33,343	34,357
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ◆	61,854	63,477
Avis Budget Car Rental 144A
6.375% 4/1/24 #	140,000	144,463
Penske Truck Leasing
144A 3.30% 4/1/21 #	410,000	423,478
144A 4.20% 4/1/27 #	150,000	157,231
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ◆	26,632	28,089
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ◆	63,965	66,044

12 NQ-DPT-164 [7/17] 9/17 (256328)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Transportation (continued)
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ◆	105,000	$105,590
United Parcel Service
5.125% 4/1/19	175,000	184,899
		1,391,809
Total Corporate Bonds (cost $79,319,393)		81,234,850

Loan Agreements – 3.36%«
Amaya Holdings Tranche B 1st
Lien 4.796% 8/1/21	114,051	114,716
American Airlines Tranche B
1st Lien 3.726% 12/14/23	155,000	155,743
Applied Systems 2nd Lien
7.796% 1/23/22	94,412	95,612
Blue Ribbon Tranche 1st Lien
5.299% 11/13/21	129,020	127,192
Builders FirstSource 1st Lien
4.296% 2/29/24	251,464	252,459
Change Healthcare Holdings
Tranche B 1st Lien
3.984% 3/1/24	349,125	351,356
DaVita Tranche B 1st Lien
3.984% 6/24/21	138,312	139,720
First Data 1st Lien
3.727% 4/26/24	112,829	113,471
First Eagle Holdings Tranche B
1st Lien 4.796% 12/1/22	55,482	56,263
Flying Fortress Holdings
Tranche B 1st Lien
3.546% 10/30/22	150,000	150,797
Gates Global Tranche B 1st
Lien 4.546% 3/31/24	90,342	90,985
INC Research Holdings
Tranche B 1st Lien
2.25% 6/26/24	250,000	251,641
INEOS US Finance Tranche B
1st Lien 4.007% 3/31/24	159,075	160,181
inVentiv Group Holdings
Tranche B 1st Lien
4.952% 11/30/23	268,650	269,562
JC Penney Tranche B 1st Lien
5.45% 6/23/23	125,172	124,155
KIK Custom Products Tranche
B 1st Lien
5.793% 8/26/22	128,064	129,505
Landry’s 1st Lien
3.968% 10/4/23	90,110	90,279
On Semiconductor Tranche B
1st Lien 3.476% 3/31/23	119,147	119,728
Penn National Gaming
Tranche B 1st Lien
3.796% 1/19/24	339,150	341,240
PQ 1st Lien 5.561% 11/4/22	183,263	184,934
Radiate Holdco 1st Lien
4.234% 2/1/24	204,488	202,187
Scientific Games International
Tranche B3 1st Lien
5.233% 10/1/21	101,566	102,128
Scientific Games International
Tranche B4 1st Lien
4.811% 8/14/24	100,000	99,500
SFR Group Tranche B 1st Lien
3.944% 6/22/25	149,625	149,625
Sinclair Television Group
Tranche B2 1st Lien
3.49% 1/3/24	148,473	148,874
Sprint Communications
Tranche B 1st Lien
3.75% 2/2/24	44,800	44,991
Tennessee Merger Sub
Tranche B 1st Lien
3.984% 2/6/24	109,725	109,656
Uniti Group 1st Lien
4.234% 10/24/22	128,938	129,139
Univision Communications
Tranche C 1st Lien
3.984% 3/15/24	156,304	155,849
USI Tranche B 1st Lien
4.18% 5/16/24	355,000	354,519
Valeant Pharmaceuticals
International Tranche B-F1
5.98% 4/1/22	375,000	382,478
Total Loan Agreements
(cost $5,205,510)		5,198,485

Municipal Bonds – 0.66%
Bay Area, California Toll
Authority
(Build America Bonds)
Series S-3 6.907%
10/1/50	175,000	267,911
Buckeye, Ohio Tobacco
Settlement Financing
Authority
(Asset-Backed Senior
Turbo) Series A-2 5.875%
6/1/47	50,000	47,357

(continues)     NQ-DPT-164 [7/17] 9/17 (256328) 13

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Municipal Bonds (continued)
California State
(Build America Bonds)
7.55% 4/1/39	140,000	$217,308
Commonwealth of
Massachusetts
Series C 5.00% 10/1/25	20,000	24,844
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	95,000	139,135
Series F 7.414% 1/1/40	45,000	68,157
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	55,000	55,800
Texas Water Development
Board
5.00% 10/15/46	125,000	146,455
Series A 5.00% 10/15/45	45,000	52,158
Total Municipal Bonds
(cost $1,033,739)		1,019,125

Non-Agency Asset-Backed Securities – 3.34%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	16,010	16,135
Ally Master Owner Trust
Series 2012-5 A
1.54% 9/15/19	110,000	110,001
American Express Credit
Account Master Trust
Series 2017-5 A
1.632% 2/18/25 ●	100,000	100,000
ARI Fleet Lease Trust
Series 2015-A A2 144A
1.11% 11/15/18 #	20,434	20,418
Avis Budget Rental Car
Funding AESOP
Series 2013-1A A 144A
1.92% 9/20/19 #	100,000	99,967
Bank of America Credit Card
Trust
Series 2016-A1 A
1.616% 10/15/21 ●	130,000	130,677
Series 2017-A1 A1
1.95% 8/15/22	200,000	200,942
Capital One Multi-Asset
Execution Trust
Series 2014-A4 A4
1.586% 6/15/22 ●	80,000	80,333
Chase Issuance Trust
Series 2013-A6 A6
1.646% 7/15/20 ●	200,000	200,552
Citibank Credit Card Issuance
Trust
Series 2017-A5 A5
1.847% 4/22/26 ●	100,000	100,772
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.536% 11/25/36 ϕ	300,000	315,302
CNH Equipment Trust
Series 2016-B A2B
1.626% 10/15/19 ●	12,706	12,717
Discover Card Execution Note
Trust
Series 2014-A1 A1
1.656% 7/15/21 ●	200,000	200,939
Series 2016-A2 A2
1.766% 9/15/21 ●	100,000	100,638
Series 2017-A3 A3
1.456% 10/17/22 ●	150,000	150,285
Series 2017-A5 A5
1.829% 12/15/26 ●	165,000	165,875
Ford Credit Auto Owner Trust
Series 2016-B A2B
1.536% 3/15/19 ●	44,636	44,661
Ford Credit Floorplan Master
Owner Trust
Series 2017-1 A2
1.646% 5/15/22 ●	60,000	60,167
Golden Credit Card Trust
Series 2014-2A A 144A
1.679% 3/15/21 #●	450,000	451,165
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	47,250	44,793
Hyundai Auto Lease
Securitization Trust
Series 2016-C A3 144A
1.49% 2/18/20 #	100,000	99,825
Hyundai Auto Receivables
Trust
Series 2015-C A2B
1.596% 11/15/18 ●	11,276	11,271
Mercedes-Benz Auto Lease
Trust
Series 2016-A A2B
1.786% 7/16/18 ●	20,997	21,008

14 NQ-DPT-164 [7/17] 9/17 (256328)

(Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
Mercedes-Benz Master Owner
Trust
Series 2016-AA A 144A
1.806% 5/15/20 #●	100,000	$100,334
Navistar Financial Dealer Note
Master Owner Trust II
Series 2016-1 A 144A
2.582% 9/27/21 #●	65,000	65,467
NextGear Floorplan Master
Owner Trust
Series 2014-1A A 144A
1.92% 10/15/19 #	115,000	115,075
Nissan Auto Lease Trust
Series 2016-A A2B
1.606% 8/15/18 ●	42,529	42,558
Series 2016-B A3
1.50% 7/15/19	100,000	99,854
PFS Financing
Series 2015-AA A 144A
1.846% 4/15/20 #●	100,000	100,146
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	69,762	70,365
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	73,808	74,476
Series 2017-1 A1 144A
2.75% 10/25/56 #●	90,366	91,188
Series 2017-2 A1 144A
2.75% 4/25/57 #●	96,180	97,105
Toyota Auto Receivables
Owner Trust
Series 2016-B A2B
1.476% 10/15/18 ●	29,682	29,690
Series 2017-B A2B
1.286% 1/15/20 ●	235,000	234,932
Verizon Owner Trust
Series 2016-2A A 144A
1.68% 5/20/21 #	100,000	99,769
Volvo Financial Equipment
Series 2014-1A B 144A
1.66% 11/16/20 #	100,000	99,964
Wells Fargo Dealer Floorplan
Master Note Trust
Series 2014-2 A
1.678% 10/20/19 ●	825,000	825,500
Wheels SPV 2
Series 2017-1A A2 144A
1.88% 4/20/26 #	200,000	200,000
World Financial Network
Credit Card Master Trust
Series 2015-A A
1.706% 2/15/22 ●	75,000	75,170
Total Non-Agency Asset-Backed Securities
(cost $5,108,783)		5,160,036

Non-Agency Collateralized Mortgage Obligations – 1.48%
Fannie Mae Connecticut
Avenue Securities
Series 2017-C01 1M1
2.532% 7/25/29 ●	77,507	78,444
Series 2017-C04 2M2
4.082% 11/25/29 ●	95,000	98,233
Series 2017-C05 1M2
3.424% 1/25/30 ●	105,000	104,904
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2017-DNA1 M2
4.482% 7/25/29 ●	250,000	265,592
JPMorgan Mortgage Trust
Series 2014-2 B1 144A
3.424% 6/25/29 #●	76,579	76,963
Series 2014-2 B2 144A
3.424% 6/25/29 #●	76,579	75,424
Series 2014-IVR6
2A4 144A
2.50% 7/25/44 #●	100,000	99,854
Series 2015-1 B1 144A
2.618% 12/25/44 #●	196,080	194,792
Series 2015-4 B1 144A
3.628% 6/25/45 #●	95,511	94,330
Series 2015-4 B2 144A
3.628% 6/25/45 #●	95,511	93,242
Series 2015-5 B2 144A
2.858% 5/25/45 #●	97,267	95,328
Series 2015-6 B1 144A
3.624% 10/25/45 #●	95,359	94,869
Series 2015-6 B2 144A
3.624% 10/25/45 #●	95,359	93,861
Series 2016-4 B1 144A
3.904% 10/25/46 #●	98,325	99,256
Series 2016-4 B2 144A
3.904% 10/25/46 #●	98,325	100,290
Series 2017-1 B2 144A
3.569% 1/25/47 #●	104,085	103,526
Series 2017-2 A3 144A
3.50% 5/25/47 #●	54,226	55,285

(continues)     NQ-DPT-164 [7/17] 9/17 (256328) 15

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Collateralized Mortgage Obligations (continued)
New Residential Mortgage
Loan Trust
Series 2016-4A A1 144A
3.75% 11/25/56 #●	85,609	$88,648
Series 2017-1A A1 144A
4.00% 2/25/57 #●	89,697	93,720
Series 2017-2A A3 144A
4.00% 3/25/57 #●	91,806	95,988
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	41,487	42,220
Series 2015-1 B2 144A
3.877% 1/25/45 #●	42,395	42,955
Series 2017-4 A1 144A
3.50% 7/25/47 #●	98,620	100,384
Total Non-Agency Collateralized Mortgage
Obligations (cost $2,244,693)		2,288,108

Non-Agency Commercial Mortgage-Backed Securities – 6.05%
Banc of America Commercial
Mortgage Trust
Series 2017-BNK3 C
4.352% 2/15/50 ●	50,000	51,408
BANK
Series 2017-BNK4 XA
1.461% 5/15/50 ●	603,828	61,329
Series 2017-BNK5 A5
3.39% 6/15/60	225,000	232,647
Series 2017-BNK5 B
3.896% 6/15/60	95,000	97,193
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW18 A4
5.70% 6/11/50	28,090	28,198
CD Mortgage Trust
Series 2016-CD2 A4
3.526% 11/10/49 ●	80,000	83,155
CFCRE Commercial Mortgage
Trust
Series 2016-C7 A3
3.839% 12/10/54	575,000	603,661
Series 2017-C8 A4
3.572% 6/15/50	70,000	71,860
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	120,000	125,488
Series 2015-GC27 A5
3.137% 2/10/48	150,000	151,413
Series 2016-P3 A4
3.329% 4/15/49	405,000	414,942
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	105,000	106,281
Series 2013-WWP A2
144A 3.424% 3/10/31 #	100,000	104,781
Series 2014-CR19 A5
3.796% 8/10/47	80,000	84,351
Series 2014-CR20 AM
3.938% 11/10/47	350,000	366,235
Series 2015-3BP A 144A
3.178% 2/10/35 #	130,000	132,379
Series 2015-CR23 A4
3.497% 5/10/48	115,000	119,021
DB-JPM
Series 2016-C1 A4
3.276% 5/10/49	295,000	301,651
Series 2016-C1 B
4.195% 5/10/49 ●	25,000	26,218
Series 2016-C3 A5
2.89% 9/10/49	140,000	138,584
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A
5.685% 11/10/46 #●	135,000	147,367
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	850,000	885,021
Series 2014-GRCE B 144A
3.52% 6/10/28 #	200,000	206,077
GS Mortgage Securities Trust
Series 2010-C1 C 144A
5.635% 8/10/43 #●	100,000	105,973
Series 2014-GC24 A5
3.931% 9/10/47	215,000	228,827
Series 2015-GC32 A4
3.764% 7/10/48	75,000	79,232
Series 2017-GS5 A4
3.674% 3/10/50	175,000	183,713
Series 2017-GS5 XA
0.826% 3/10/50 ●	4,246,937	282,130
Series 2017-GS6 A3
3.433% 5/10/50	115,000	118,330
Series 2017-GS6 XA
1.053% 5/10/50 ●	3,388,738	285,920

16 NQ-DPT-164 [7/17] 9/17 (256328)

(Unaudited)

		Principal	Value
		amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPM-BB Commercial
Mortgage Securities Trust
Series 2015-C31 A3
3.801% 8/15/48		100,000	$105,578
JPM-DB Commercial
Mortgage Securities Trust
Series 2015-C33 A4
3.77% 12/15/48		255,000	268,964
Series 2016-C2 A4
3.144% 6/15/49		405,000	409,538
Series 2016-C4 A3
3.141% 12/15/49		140,000	141,168
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.525% 8/12/37 ●		20,000	20,749
Series 2013-LC11 B
3.499% 4/15/46		95,000	95,741
Series 2015-JP1 A5
3.914% 1/15/49		170,000	182,009
Series 2016-JP2 A4
2.822% 8/15/49		230,000	226,427
Series 2016-JP2 AS
3.056% 8/15/49		180,000	176,420
Series 2016-WIKI A 144A
2.798% 10/5/31 #		105,000	106,756
Series 2016-WIKI B 144A
3.201% 10/5/31 #		85,000	86,765
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●		65,462	52,370
Morgan Stanley BAML Trust
Series 2014-C17 A5
3.741% 8/15/47		100,000	105,141
Series 2015-C23 A4
3.719% 7/15/50		300,000	314,931
Series 2015-C26 A5
3.531% 10/15/48		120,000	124,403
Series 2016-C29 A4
3.325% 5/15/49		95,000	96,943
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●		100,000	94,135
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 B
4.142% 10/15/45		100,000	103,880
Series 2014-LC18 A5
3.405% 12/15/47		35,000	36,020
Series 2015-C30 XA
1.001% 9/15/58 ●		1,962,419	118,166
Series 2015-NXS3 A4
3.617% 9/15/57		90,000	93,854
Series 2016-BNK1 A3
2.652% 8/15/49		155,000	150,382
Series 2016-BNK1 B
2.967% 8/15/49		30,000	28,641
Series 2017-C38 A5
3.453% 7/15/50		140,000	144,054
WF-RBS Commercial
Mortgage Trust
Series 2012-C10 A3
2.875% 12/15/45		240,000	243,993
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $9,374,293)			9,350,413

Regional Bonds – 0.20%Δ
Argentina – 0.20%
Provincia de Buenos
Aires 144A
7.875% 6/15/27 #		150,000	153,476
Provincia de Cordoba 144A
7.125% 6/10/21 #		150,000	157,275
			310,751
Total Regional Bonds (cost $305,423)			310,751

Sovereign Bonds – 3.61%Δ
Argentina – 0.47%
Argentine Bonos del Tesoro
15.50% 10/17/26	ARS	3,608,000	237,721
16.00% 10/17/23	ARS	3,174,000	193,385
22.75% 3/5/18	ARS	1,400,000	86,529
Argentine Republic
	Government International
Bond 5.625% 1/26/22		205,000	210,637
			728,272
Bahrain – 0.13%
Bahrain Government
International Bond
144A 7.00% 10/12/28 #		200,000	206,025
			206,025

(continues)     NQ-DPT-164 [7/17] 9/17 (256328) 17

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

		Principal	Value
		amount°	(US $)
Sovereign BondsΔ (continued)
Brazil – 0.37%
Banco Nacional de Desenvol-
vimento Economico e
Social
144A 4.75% 5/9/24 #		200,000	$198,400
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/25	BRL	1,152,000	372,707
			571,107
Colombia – 0.13%
Colombia Government
International Bond
5.00% 6/15/45		200,000	203,900
			203,900
Ecuador – 0.13%
Ecuador Government
International Bond
144A 8.75% 6/2/23 #		200,000	200,500
			200,500
Egypt – 0.14%
Egypt Government
International Bond
144A 8.50% 1/31/47 #		200,000	217,911
			217,911
Hungary – 0.32%
Hungary Government Bond
3.00% 6/26/24	HUF	49,650,000	200,381
Hungary Government
International Bond
5.75% 11/22/23		250,000	288,599
			488,980
Indonesia – 0.16%
Indonesia Treasury Bond
7.50% 8/15/32	IDR	3,262,000,000	247,882
			247,882
Ivory Coast – 0.13%
Ivory Coast Government
International Bond
144A 6.125% 6/15/33 #		200,000	196,459
			196,459
Japan – 0.13%
Japan Bank for International
Cooperation
2.875% 7/21/27		200,000	200,370
			200,370
Mexico – 0.32%
Mexican Bonos
5.75% 3/5/26	MXN	2,863,000	149,514
6.50% 6/9/22	MXN	6,084,000	338,554
			488,068
New Zealand – 0.06%
New Zealand Government
Bond 2.75% 4/15/25	NZD	124,000	92,641
			92,641
Nigeria – 0.14%
Nigeria Government
International Bond
144A 7.875% 2/16/32 #		200,000	221,435
			221,435
Peru – 0.22%
Peruvian Government
International Bond
6.95% 8/12/31	PEN	1,000,000	341,640
			341,640
South Africa – 0.25%
Republic of South Africa
Government Bond
8.00% 1/31/30	ZAR	4,260,000	295,980
8.75% 1/31/44	ZAR	1,293,000	87,723
			383,703
Turkey – 0.34%
Turkey Government Bond
8.00% 3/12/25	TRY	2,121,000	530,649
			530,649
Uruguay – 0.17%
Uruguay Government
International Bond
144A 9.875% 6/20/22 #UYU		6,849,000	258,270
			258,270
Total Sovereign Bonds (cost $5,501,219)			5,577,812

Supranational Banks – 0.64%
Asian Development Bank
6.00% 2/24/21	INR	3,810,000	60,227
Banque Ouest Africaine de
Developpement 144A
5.00% 7/27/27 #		200,000	200,460
Inter-American Development
Bank 6.25% 6/15/21	IDR	4,400,000,000	330,025

18 NQ-DPT-164 [7/17] 9/17 (256328)

(Unaudited)

Supranational Banks (continued)
International Bank for
Reconstruction &
Development
3.50% 1/22/21	NZD	180,000	$138,279
International Finance 6.30%
11/25/24	INR	16,410,000	259,942
Total Supranational Banks (cost $968,290)			988,933

		Principal	Value
		amount°	(US $)
US Treasury Obligations – 5.71%
US Treasury Bond
3.00% 5/15/47		3,125,000	$3,193,238
US Treasury Notes
1.75% 6/30/22		2,375,000	2,366,186
2.375% 5/15/27		3,245,000	3,269,717
Total US Treasury Obligations
(cost $8,830,475)			8,829,141

		Number of
		shares
Convertible Preferred Stock – 0.01%
Bank of America 7.25%
exercise price $50.00Ψ		1	1,298
Wells Fargo & Co. 7.50%
exercise price $156.71Ψ		7	9,293
Total Convertible Preferred Stock
(cost $10,171)			10,591

Preferred Stock – 0.38%
Bank of America 6.50% ●		185,000	209,050
General Electric 5.00% ●		308,000	325,106
Integrys Holdings 6.00% ●		1,950	51,553
Total Preferred Stock (cost $559,410)			585,709

		Number of
		Contracts
Options Purchased – 0.00%
Currency Call Option – 0.00%
USD vs JPY strike price JPY
109.00, expiration date
9/27/17 (BAML)		320,000	$3,425
			3,425
Currency Put Options – 0.00%
USD vs BRL strike price BRL
3.50, expiration date
9/27/17 (BAML)		160,000	310
USD vs KRW strike price KRW
1,160.00, expiration date
9/27/17 (BAML)		160,000	682
USD vs MXN strike price MXN
18.50, expiration date
9/27/17 (BAML)		160,000	1,265
USD vs TRY strike price TRY
3.75, expiration date
09/27/17 (BAML)		160,000	769
USD vs TWD strike price TWD
30.50, expiration date
9/27/17 (BAML)		160,000	686
			3,712
Total Options Purchased (cost $12,645)			7,137

		Principal
		amount°
Short-Term Investments – 2.29%
Repurchase Agreements – 2.29%
Bank of America Merrill Lynch
0.97%, dated 7/31/17, to
be repurchased on 8/1/17,
repurchase price $646,481
(collateralized by US
government obligations
0.125% 4/15/18; market
value $659,393)		646,463	646,463
Bank of Montreal
0.90%, dated 7/31/17, to
be repurchased on 8/1/17,
repurchase price
$1,616,199 (collateralized
by US government
obligations
0.00%–4.375%
1/11/18–8/15/40; market
value $1,648,482)		1,616,159	1,616,159
BNP Paribas
1.04%, dated 7/31/17, to
be repurchased on 8/1/17,
repurchase price
$1,270,415 (collateralized
by US government
obligations 0.00%–2.50%
10/12/17–8/15/46; market
value $1,295,786)		1,270,378	1,270,378
Total Short-Term Investments
(cost $3,533,000)			3,533,000

(continues)     NQ-DPT-164 [7/17] 9/17 (256328) 19

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

Total Value of
Securities – 99.09%
(cost $151,224,101)	153,141,777
Receivables and Other Assets Net of
Liabilities – 0.91%	1,401,600
Net Assets Applicable to 14,920,180 Shares
Outstanding – 100.00%	$154,543,377
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2017, the aggregate value of Rule 144A securities was $35,574,237, which represents 23.02% of the Fund’s net assets.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«

Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally:(i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at July 31, 2017.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ	No contractual maturity date.
●	Variable rate security. Each rate shown is as of July 31, 2017. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2017.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at July 31, 2017:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	COP	947,489,895	USD	(311,315)	9/1/17	$4,705
BNP	NOK	1,161,689	USD	(142,414)	9/1/17	5,446
BNP	NZD	(145,808)	USD	106,923	9/1/17	(2,509)
HSBC	GBP	158,616	USD	(207,499)	9/1/17	2,026
HSBC	INR	10,943,111	USD	(169,358)	9/1/17	677
TD	AUD	178,147	USD	(141,014)	9/1/17	1,443
TD	NZD	(145,808)	USD	106,916	9/1/17	(2,516)
TD	ZAR	(369,649)	USD	28,350	9/1/17	466
						$9,738

20 NQ-DPT-164 [7/17] 9/17 (256328)

(Unaudited)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(17)	Euro-Bund	$(3,277,755)	$(3,259,179)	9/8/17	$18,576
(48)	US Treasury 5 yr Notes	(5,654,423)	(5,671,125)	10/2/17	(16,702)
	US Treasury 10 yr
(13)	Notes	(1,634,510)	(1,636,578)	9/21/17	(2,068)
7	US Treasury Long Bonds	1,077,097	1,070,781	9/21/17	(6,315)
		$(9,489,591)			$(6,509)

Swap Contracts

Credit Default Swap (CDS) Contracts1

Upfront
					Payments	Unrealized
		Notional	Annual Protection	Termination	Paid	Appreciation
Counterparty	Swap Referenced Obligation	Amount[2]	Payments	Date	(Received)	(Depreciation)[3]
Protection Sold
/ Moody’s ratings:
MSC	CMBX.NA.BBB-.6[4]	520,000	3.00%	5/11/63	$(58,352)	$(634)

Interest Rate Swap Contracts5

		Fixed	Variable
		Interest	Interest
		Rate	Rate		Unrealized
Counterparty &		Paid	Paid	Termination	Appreciation
Swap Referenced Obligation	Notional Amount[2]	(Received)	(Received)	Date	(Depreciation)[3]
CME – BAML-30 yr	260,000	2.767%	(1.311%)	12/21/46	$(10,485)
LCH – BAML 30 yr	70,000	2.661%	(1.311%)	1/27/47	(1,695)
LCH – BAML 30 yr	110,000	2.687%	(1.311%)	1/30/47	(3,281)
					$(15,461)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation.

A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value/amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $321.

4Markit’s CMBX Index or the CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to D (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

5An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

(continues)     NQ-DPT-164 [7/17] 9/17 (256328) 21

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
ARS – Argentine Peso
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – Banque Paribas
BRL – Brazilian Real
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
COP – Colombian Peso
DB – Deutsche Bank
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
HUF – Hungarian Forint
IDR – Indonesian Rupah
INR – Indian Rupee
JPM – JPMorgan
JPY – Japanese Yen
KRW – Korean Won
LB – Lehman Brothers
LCH – London Clearing House
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Sol
RBS – Royal Bank of Scotland
REIT - Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
TRY – Turkish Lira
TWD – Taiwan Dollar
USD – US Dollar
UYU – Uruguayan Peso
WF – Wells Fargo
yr – Year
ZAR – South African Rand

See accompanying notes.

22 NQ-DPT-164 [7/17] 9/17 (256328)

Notes

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio
July 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Macquarie Institutional Portfolios (the marketing name for Delaware Pooled® Trust) (the “Trust”) — Macquarie Core Plus Bond Portfolio. This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, and interest rate swap are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At July 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Portfolio were as follows:

Cost of Investments	$151,224,101
Aggregate unrealized appreciation of investments	$2,742,333
Aggregate unrealized depreciation of investments	(824,657)
Net unrealized appreciation of investments	$1,917,676

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-DPT-164 [7/17] 9/17 (256328) 23

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset-Backed &
Mortgage-Backed Securities[1]	$—	$45,806,916	$—	$45,806,916
Corporate Debt	—	81,274,177	—	81,274,177
Foreign Debt	—	6,877,496	—	6,877,496
Loan Agreements	—	5,198,485	—	5,198,485
Municipal Bonds	—	1,019,125	—	1,019,125
Convertible Preferred Stock	10,591	—	—	10,591
Preferred Stock	—	585,709	—	585,709
US Treasury Obligations	—	8,829,141	—	8,829,141
Short-Term Investments	—	3,533,000	—	3,533,000
Option Purchased	—	7,137	—	7,137
Total Value of Securities	$10,591	$153,131,186	$—	$153,141,777
Derivatives:
Foreign Currency Exchange
Contracts	$—	$9,738	$—	$9,738
Futures Contracts	(6,509)	—	—	(6,509)
Swap Contracts	—	(16,095)	—	(16,095)

During the period ended July 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

24 NQ-DPT-164 [7/17] 9/17 (256328)

(Unaudited)

3. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the Aug. 1, 2017 compliance date.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2017 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-164 [7/17] 9/17 (256328) 25

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio
July 31, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 94.56%Δ
Brazil – 6.01%
Ambev ADR	238,500	$1,450,080
CCR	509,805	2,792,332
Cielo	372,482	3,137,910
Itau Unibanco Holding ADR	57,600	686,016
		8,066,338
China/Hong Kong – 16.27%
China BlueChemical	1,987,000	559,661
China Construction Bank	4,609,000	3,835,523
China Mobile	345,000	3,699,205
China Resources Power
Holdings	1,206,038	2,300,656
China State Construction
International Holdings	530,000	856,327
CSPC Pharmaceutical Group	646,000	1,007,359
Dongfeng Motor Group
Class H	1,326,000	1,624,650
Golden Eagle Retail Group	517,000	668,523
Jiangsu Expressway	862,000	1,251,483
Sands China	447,200	2,075,460
WH Group 144A #	4,195,000	3,936,773
		21,815,620
India – 13.11%
Bajaj Auto	63,157	2,765,022
HCL Technologies	184,663	2,570,263
Housing Development
Finance	58,318	1,626,554
Indiabulls Housing Finance	158,417	2,902,197
Infosys	65,026	1,024,988
Infosys ADR	16,200	255,960
Larsen & Toubro	68,595	1,276,655
Power Grid Corp of India	236,414	822,918
Reliance Industries	82,698	2,082,170
Vedanta	517,651	2,258,173
		17,584,900
Indonesia – 1.39%
Bank Rakyat Indonesia
Persero	1,679,600	1,862,511
		1,862,511
Kazakhstan – 0.39%
KazMunaiGas Exploration
Production GDR	54,151	527,972
		527,972
Malaysia – 5.01%
AMMB Holdings	1,205,200	1,393,376
Genting Malaysia	1,213,800	1,700,993
Malayan Banking	1,060,699	2,363,440
Tenaga Nasional	382,500	1,261,450
		6,719,259
Mexico – 4.39%
Fibra Uno Administracion	1,869,600	3,483,479
Gentera	376,800	571,470
Grupo Financiero Santander
Mexico Class B ADR	90,414	927,648
Wal-Mart de Mexico	388,300	898,636
		5,881,233
Peru – 1.39%
Credicorp	10,062	1,862,879
		1,862,879
Philippines – 1.23%
PLDT ADR	50,600	1,642,982
		1,642,982
Qatar – 1.87%
Qatar Electricity & Water	25,666	1,389,485
Qatar National Bank	29,452	1,116,357
		2,505,842
Republic of Korea – 12.52%
Hyundai Mobis	9,246	2,032,542
Kangwon Land	40,110	1,326,187
Korea Electric Power	54,522	2,170,551
Samsung Electronics	2,398	5,164,363
Shinhan Financial Group Co.	70,154	3,335,144
SK Telecom	11,150	2,769,939
		16,798,726
Romania – 0.35%
Societatea Nationala de Gaze
Naturale ROMGAZ GDR	65,088	468,634
		468,634
Russia – 3.40%
Gazprom PJSC ADR	838,054	3,260,030
LUKOIL PJSC ADR	27,914	1,299,955
		4,559,985
South Africa – 6.83%
Barclays Africa Group	174,651	1,916,307
Bidvest Group	42,110	535,819
Growthpoint Properties	532,334	1,000,947

(continues)     NQ-DPT-151 [7/17] 9/17 (256280) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio (Unaudited)

	Number of	Value
	shares	(US $)
Common StockΔ (continued)
South Africa (continued)
Redefine Properties	735,091	$600,735
Sasol	73,328	2,209,007
Woolworths Holdings	607,516	2,904,183
		9,166,998
Taiwan – 12.00%
Asustek Computer	170,000	1,582,024
CTBC Financial Holding	2,107,046	1,353,735
MediaTek	260,000	2,290,408
Mega Financial Holding	2,049,245	1,733,974
Novatek Microelectronics	311,000	1,184,448
Quanta Computer	433,000	1,026,736
Taiwan Mobile	350,000	1,251,842
Taiwan Semiconductor
Manufacturing	655,588	4,657,105
Teco Electric & Machinery	1,080,000	1,017,569
		16,097,841
Thailand – 2.42%
Kasikornbank NVDR	344,400	1,992,307
Thai Union Group Foreign	2,055,800	1,254,120
		3,246,427
Turkey – 4.46%
Eregli Demir ve Celik
Fabrikalari TAS	714,318	1,591,275
Turk Telekomunikasyon †	575,542	1,185,639
Turkiye Garanti Bankasi	483,143	1,446,951
Turkiye Halk Bankasi	409,714	1,756,740
		5,980,605
United Arab Emirates – 1.52%
First Abu Dhabi Bank	703,755	2,040,536
		2,040,536
Total Common Stock
(cost $118,260,177)		126,829,288

Preferred Stock – 2.71%Δ
Brazil – 2.19%
Itausa - Investimentos Itau
5.95%	116,200	345,431
Suzano Papel e Celulose
Class A 2.28%	575,300	2,592,065
		2,937,496
India – 0.27%
Vedanta 7.50% =	2,364,248	368,543
		368,543
Republic of Korea – 0.25%
Hyundai Motor 3.85%	3,484	330,016
		330,016

Total Preferred Stock
(cost $2,704,400)		3,636,055

	Principal
	amount°
Short-Term Investments – 0.76%
Repurchase Agreements – 0.54%
Bank of America Merrill Lynch
0.97%, dated 7/31/17, to
be repurchased on 8/1/17,
repurchase price $133,944
(collateralized by US
government obligations
0.125% 4/15/18; market
value $136,619)	133,940	133,940
Bank of Montreal
0.90%, dated 7/31/17, to
be repurchased on 8/1/17,
repurchase price $334,859
(collateralized by US
government obligations
0.00%–4.375%
1/11/18–8/15/40; market
value $341,548)	334,851	334,851
BNP Paribas
1.04%, dated 7/31/17, to
be repurchased on 8/1/17,
repurchase price $263,216
(collateralized by US
government obligations
0.00%–2.50%
10/12/17–8/15/46; market
value $268,473)	263,209	263,209
		732,000
US Treasury Obligation – 0.22%≠
US Treasury Bill 0.92%
8/3/17	291,782	291,767

Total Short-Term Investments
(cost $1,023,767)		1,023,767

2 NQ-DPT-151 [7/17] 9/17 (256280)

(Unaudited)

Total Value of
Securities – 98.03%
(cost $121,988,344)	$131,489,110

Receivables and Other Assets Net of
Liabilities – 1.97%	2,640,547
Net Assets Applicable to 15,454,574
Shares Outstanding – 100.00%	$134,129,657
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2017, the aggregate value of Rule 144A securities was $3,936,773, which represents 2.94% of the Portfolio’s net assets.

=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2017, the aggregate value of fair valued securities was $368,543, which represents 0.27% of the Portfolio’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at July 31, 2017:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	BRL	630,740	USD	(201,611)	8/1/17	$617
BNYM	HKD	777,790	USD	(99,578)	8/1/17	2
BNYM	KRW	(48,549,191)	USD	43,189	8/1/17	(189)
BNYM	TRY	(506,543)	USD	143,655	8/1/17	(233)
						$197

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
BRL – Brazilian Real
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
KRW – South Korean Won
NVDR – Non-Voting Depositary Receipt
TRY – Turkish Lira
USD – US Dollar

See accompanying notes.

(continues)     NQ-DPT-151 [7/17] 9/17 (256280) 3

Notes

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio
July 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Macquarie Institutional Portfolios (the marketing name for Delaware Pooled® Trust) (the “Trust”) — Macquarie Emerging Markets Portfolio. This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At July 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Portfolio were as follows:

Cost of investments	$121,988,344
Aggregate unrealized appreciation of investments	$19,949,784
Aggregate unrealized depreciation of investments	(10,449,018)
Net unrealized appreciation of investments	$9,500,766

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

4 NQ-DPT-151 [7/17] 9/17 (256280)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Brazil	$8,066,338	$—	$—	$8,066,338
China/Hong Kong	21,815,620	—	—	21,815,620
India	17,584,900	—	—	17,584,900
Indonesia	1,862,511	—	—	1,862,511
Kazakhstan	527,972	—	—	527,972
Malaysia	6,719,259	—	—	6,719,259
Mexico	5,881,233	—	—	5,881,233
Peru	1,862,879	—	—	1,862,879
Philippines	1,642,982	—	—	1,642,982
Qatar	2,505,842	—	—	2,505,842
Republic of Korea	16,798,726	—	—	16,798,726
Romania	468,634	—	—	468,634
Russia	4,559,985	—	—	4,559,985
South Africa	9,166,998	—	—	9,166,998
Taiwan	16,097,841	—	—	16,097,841
Thailand	3,246,427	—	—	3,246,427
Turkey	5,980,605	—	—	5,980,605
United Arab Emirates	2,040,536	—	—	2,040,536
Preferred Stock	3,267,512	—	368,543	3,636,055
Short-Term Investments	—	1,023,767	—	1,023,767
Total Value of Securities	$130,096,800	$1,023,767	$368,543	$131,489,110
Derivatives:
Foreign Currency Exchange
Contract	$—	$197	$—	$197

As a result of utilizing international fair value pricing at July 31, 2017, a portion of the Portfolio’s common stock investments were categorized as Level 2.

During the period ended July 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

NQ-DPT-151 [7/17] 9/17 (256280) 5

(Unaudited)

2. Investments (continued)

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended July 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the Aug. 1, 2017 compliance date.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2017 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

6 NQ-DPT-151 [7/17] 9/17 (256280)

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II
July 31, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 97.46%Δ
Argentina – 0.95%
Cresud ADR †	12,255	$222,796
IRSA Inversiones y
Representaciones ADR †	9,200	204,792
		427,588
Bahrain – 0.03%
Aluminum Bahrain
GDR 144A #	1,800	12,051
		12,051
Brazil – 13.49%
Atacadao Distribuicao
Comercio E Industria †	37,800	183,888
B2W Cia Digital †	228,885	979,882
Banco Bradesco ADR	45,904	441,596
Banco Santander Brasil ADR	17,000	138,210
Braskem ADR	5,400	129,708
BRF ADR †	26,500	312,435
Centrais Eletricas Brasileiras
ADR †	21,300	91,803
Cia Brasileira de Distribuicao
ADR †	26,500	615,330
Cia Hering	51,400	349,441
Cyrela Brazil Realty SA
Empreendimentos e
participacoes	15,780	62,243
Gerdau	11,700	39,996
Gerdau ADR	13,000	43,810
Hypermarcas	25,100	224,571
Itau Unibanco Holding ADR	57,005	678,930
JBS	31,100	76,395
Petroleo Brasileiro ADR †	53,200	468,692
Santos Brasil Participacoes †	29,500	19,961
Telefonica Brasil ADR	32,155	478,466
TIM Participacoes ADR	35,600	600,572
Vale ADR	13,300	133,399
		6,069,328
Canada – 0.71%
Potash Corp of
Saskatchewan	18,000	322,200
		322,200
Chile – 0.46%
Sociedad Quimica y Minera de
Chile ADR	5,000	205,550
		205,550
China/Hong Kong – 24.59%
Alibaba Group Holding ADR †	11,500	1,781,925
Baidu ADR †	5,750	1,301,513
China Mengniu Dairy	148,000	288,390
China Mobile ADR	7,200	384,696
China Petroleum & Chemical	94,000	71,365
China Petroleum & Chemical
ADR	3,770	287,236
Ctrip.com International ADR †	7,700	459,921
Ping An Insurance Group of
China	36,500	270,801
SINA †	18,700	1,772,947
Sohu.com †	20,300	1,153,649
Tencent Holdings	51,800	2,078,420
Tianjin Development
Holdings	190,000	109,950
Tingyi Cayman Islands
Holding	224,000	285,348
Uni-President China Holdings	492,000	382,348
Weibo ADR †	5,670	436,307
		11,064,816
Colombia – 0.49%
CEMEX Latam Holdings †	61,058	221,647
		221,647
India – 10.54%
ICICI Bank ADR	77,000	716,870
Reliance Communications †	90,082	36,861
Reliance Industries	30,356	764,303
Reliance Industries
GDR 144A #	55,000	2,728,000
Tata Chemicals	33,278	321,569
UltraTech Cement	2,784	176,059
		4,743,662
Indonesia – 1.41%
Astra International	709,200	424,487
Global Mediacom	2,369,600	92,479
Tambang Batubara Bukit
Asam Persero	118,500	116,508
United Tractors	13	29
		633,503
Malaysia – 0.21%
UEM Sunrise †	356,100	95,648
		95,648
Mexico – 7.41%
America Movil Class L ADR	12,230	216,226
Cemex ADR †	24,986	242,614
Coca-Cola Femsa ADR	11,700	994,266

(continues)     NQ-DPT-596 [7/17] 9/17 (256290) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II (Unaudited)

	Number of	Value
	shares	(US $)
Common StockΔ (continued)
Mexico (continued)
Fomento Economico
Mexicano ADR	4,800	$484,224
Grupo Financiero Banorte	24,300	161,054
Grupo Financiero Santander
Mexico Class B ADR	37,700	386,802
Grupo Televisa ADR	26,600	708,092
Wal-Mart de Mexico	61,629	142,627
		3,335,905
Netherlands – 0.99%
VEON ADR	32,141	131,457
Yandex Class A †	10,800	312,984
		444,441
Peru – 0.51%
Cia de Minas Buenaventura
ADR	18,800	230,112
		230,112
Republic of Korea – 19.74%
Hitejinro Holdings	20,000	206,425
Hyundai Motor	1,668	216,130
KB Financial Group ADR	9,600	510,720
LG Uplus	28,207	419,683
Lotte Chilsung Beverage	326	470,479
Lotte Confectionery	2,570	467,356
NAVER	289	207,379
NCSoft	497	160,330
Netmarble Games 144A #†	423	54,054
Samsung Biologics 144A #†	3,000	729,190
Samsung Electronics	1,312	2,825,540
Samsung Life Insurance	4,270	478,875
SK Hynix	8,000	471,829
SK Telecom	664	164,954
SK Telecom ADR	55,000	1,499,300
		8,882,244
Russia – 4.12%
Etalon Group GDR 144A #=	4,800	17,160
Gazprom PJSC ADR	103,216	401,510
LUKOIL (London International
Exchange) ADR	6,083	283,285
LUKOIL ADR	3,400	160,276
Mail.Ru Group GDR †	5,990	165,384
Mobile TeleSystems ADR	19,400	166,258
Rosneft Oil GDR	52,800	270,864
Sberbank of Russia PJSC =	141,095	388,265
		1,853,002
Taiwan – 6.70%
FIT Hon Teng 144A #†	236,000	117,535
Hon Hai Precision Industry	180,206	701,237
MediaTek	98,000	863,307
Taiwan Semiconductor
Manufacturing	95,000	674,852
Taiwan Semiconductor
Manufacturing ADR	18,300	658,068
		3,014,999
Thailand – 1.15%
Bangkok Bank	37,099	200,119
PTT Foreign	27,160	316,682
		516,801
Turkey – 2.60%
Akbank	231,744	688,776
Anadolu Efes Biracilik Ve Malt
Sanayii	29,112	170,734
Turkcell Iletisim Hizmetleri	16,418	59,993
Turkcell Iletisim Hizmetleri
ADR	20,600	189,520
Turkiye Sise ve Cam
Fabrikalari	48,975	62,622
		1,171,645
United States – 1.36%
Altaba †	10,500	613,200
		613,200
Total Common Stock
(cost $36,110,112)		43,858,342

Exchange-Traded Fund – 0.49%Δ
United States – 0.49%
iShares MSCI Turkey	5,000	221,650
Total Exchange-Traded Fund
(cost $184,363)		221,650

Preferred Stock – 1.22%Δ
Republic of Korea – 1.22%
LG Electronics 0.00%	17,861	546,659
Total Preferred Stock
(cost $307,186)		546,659

2 NQ-DPT-596 [7/17] 9/17 (256290)

(Unaudited)

	Number of	Value
	shares	(US $)
Short-Term Investments – 0.50%
Repurchase Agreements – 0.50%
Bank of America Merrill Lynch
0.97%, dated 7/31/17, to
be repurchased on 8/1/17,
repurchase price $41,354
(collateralized by US
government obligations
0.125% 4/15/18; market
value $42,180)	41,353	$41,353
Bank of Montreal
0.90%, dated 7/31/17, to
be repurchased on 8/1/17,
repurchase price $103,385
(collateralized by US
government obligations
0.00%–4.375%
1/11/18–8/15/40; market
value $105,451)	103,383	103,383
BNP Paribas
1.04%, dated 7/31/17, to
be repurchased on 8/1/17,
repurchase price $81,266
(collateralized by US
government obligations
0.00%–2.50%
10/12/17–8/15/46; market
value $82,889)	81,264	81,264
		226,000
Total Short-Term Investments
(cost $226,000)		226,000

Total Value of
Securities – 99.67%
(cost $36,827,661)		44,852,651

Receivables and Other Assets Net of
Liabilities – 0.33%		149,533
Net Assets Applicable to 4,567,166 Shares
Outstanding – 100.00%		$45,002,184
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2017, the aggregate value of Rule 144A securities was $3,657,990, which represents 8.13% of the Fund’s net assets.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy.At July 31, 2017, the aggregate value of fair valued securities was $405,425, which represents 0.90% of the Fund’s net assets.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

See accompanying notes.

(continues)     NQ-DPT-596 [7/17] 9/17 (256290) 3

Notes

Macquarie Institutional Portfolios - Macquarie Emerging Markets Portfolio II
July 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Macquarie Institutional Portfolios (the marketing name for Delaware Pooled® Trust) (the “Trust”) — Macquarie Emerging Markets Portfolio II. This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At July 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Portfolio were as follows:

Cost of investments	$36,827,661
Aggregate unrealized appreciation of investments	$13,146,763
Aggregate unrealized depreciation of investments	(5,121,773)
Net unrealized appreciation of investments	$8,024,990

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

4 NQ-DPT-596 [7/17] 9/17 (256290)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Argentina	$427,588	$—	$—	$427,588
Bahrain	—	12,051	—	12,051
Brazil	6,069,328	—	—	6,069,328
Canada	322,200	—	—	322,200
Chile	205,550	—	—	205,550
China/Hong Kong	11,064,816	—	—	11,064,816
Colombia	221,647	—	—	221,647
India	4,743,662	—	—	4,743,662
Indonesia	633,503	—	—	633,503
Malaysia	95,648	—	—	95,648
Mexico	3,335,905	—	—	3,335,905
Netherlands	444,441	—	—	444,441
Peru	230,112	—	—	230,112
Republic of Korea	8,882,244	—	—	8,882,244
Russia	1,835,842	—	17,160	1,853,002
Taiwan	3,014,999	—	—	3,014,999
Thailand	516,801	—	—	516,801
Turkey	1,171,645	—	—	1,171,645
United States	613,200	—	—	613,200
Exchanged-Traded Fund	221,650	—	—	221,650
Preferred Stock	546,659	—	—	546,659
Short-Term Investments	—	226,000	—	226,000
Total Value of Securities	$44,597,440	$238,051	$17,160	$44,852,651

As a result of utilizing international fair value pricing at July 31, 2017, a portion of the Portfolio’s common stock investments were categorized as Level 2.

During the period ended July 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

NQ-DPT-596 [7/17] 9/17 (256290) 5

(Unaudited)

2. Investments (continued)

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Portfolio’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Portfolio’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs for the Portfolio, since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Fund’s current financial statement presentation and expects that the Fund will comply with the Rule’s Regulation S-X amendments by the Aug. 1, 2017 compliance date.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2017 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

6 NQ-DPT-596 [7/17] 9/17 (256290)

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio
July 31, 2017 (Unaudited)

	Principal	Value
	amount°	(US $)
Convertible Bond – 0.17%
General Cable 4.50% exercise
price $31.01, maturity date
11/15/29 ϕ	215,000	$190,275
Total Convertible Bond (cost $169,483)		190,275

Corporate Bonds – 89.45%
Automotive – 0.45%
American Tire Distributors
144A 10.25% 3/1/22 #	475,000	497,563
		497,563
Banking – 3.14%
Ally Financial
5.75% 11/20/25	760,000	816,050
Credit Suisse Group 144A
6.25%#ψ●	655,000	704,369
Lloyds Banking Group
7.50%ψ●	250,000	278,750
Popular 7.00% 7/1/19	498,000	527,880
Royal Bank of Scotland Group
8.625%ψ●	405,000	448,286
UBS Group 6.875%ψ●	650,000	714,054
		3,489,389
Basic Industry – 14.89%
Allegheny Technologies
7.875% 8/15/23	365,000	385,075
BMC East 144A
5.50% 10/1/24 #	330,000	348,150
Boise Cascade 144A
5.625% 9/1/24 #	555,000	579,975
Builders FirstSource
144A 5.625% 9/1/24 #	270,000	284,513
144A 10.75% 8/15/23 #	500,000	577,500
Cemex 144A
7.75% 4/16/26 #	645,000	741,750
Cemex Finance 144A
6.00% 4/1/24 #	545,000	579,744
Chemours
5.375% 5/15/27	300,000	316,875
7.00% 5/15/25	230,000	257,600
Cliffs Natural Resources
144A 5.75% 3/1/25 #	550,000	539,000
Coeur Mining 144A
5.875% 6/1/24 #	370,000	366,763
FMG Resources 144A
5.125% 5/15/24 #	500,000	521,875
Freeport-McMoRan
6.875% 2/15/23	915,000	999,637
Hexion 144A
10.375% 2/1/22 #	300,000	305,250
Hudbay Minerals
144A 7.25% 1/15/23 #	60,000	65,325
144A 7.625% 1/15/25 #	450,000	496,125
Joseph T Ryerson & Son
144A 11.00% 5/15/22 #	660,000	755,700
Koppers 144A
6.00% 2/15/25 #	565,000	603,137
Kraton Polymers
144A 7.00% 4/15/25 #	485,000	523,800
144A 10.50% 4/15/23 #	235,000	274,363
NCI Building Systems 144A
8.25% 1/15/23 #	445,000	482,825
New Gold
144A 6.25% 11/15/22 #	257,000	267,280
144A 6.375% 5/15/25 #	455,000	473,200
NOVA Chemicals 144A
5.25% 6/1/27 #	540,000	542,700
Novelis 144A
6.25% 8/15/24 #	690,000	740,025
Olin 5.125% 9/15/27	555,000	583,965
Steel Dynamics
5.00% 12/15/26	1,350,000	1,427,625
Summit Materials
144A 5.125% 6/1/25 #	290,000	298,700
6.125% 7/15/23	360,000	378,900
US Concrete 6.375% 6/1/24	660,000	707,850
Zekelman Industries 144A
9.875% 6/15/23 #	970,000	1,100,950
		16,526,177
Capital Goods – 3.04%
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	495,000	529,957
BWAY Holding
144A 5.50% 4/15/24 #	465,000	488,831
144A 7.25% 4/15/25 #	390,000	407,550
Flex Acquisition 144A
6.875% 1/15/25 #	600,000	631,125
General Cable
5.75% 10/1/22	200,000	206,000
StandardAero Aviation
Holdings 144A
10.00% 7/15/23 #	495,000	550,687
TransDigm 6.375% 6/15/26	530,000	555,175
		3,369,325

(continues)       NQ-DPT-096 [7/17] 9/17 (256275) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Cyclical – 6.90%
AMC Entertainment Holdings
6.125% 5/15/27	560,000	$577,444
Boyd Gaming
6.375% 4/1/26	650,000	710,125
JC Penney 8.125% 10/1/19	214,000	234,063
Landry’s 144A
6.75% 10/15/24 #	370,000	380,286
Lithia Motors 144A
5.25% 8/1/25 #	270,000	278,775
Live Nation Entertainment
144A 4.875% 11/1/24 #	382,000	392,505
M/I Homes 144A
5.625% 8/1/25 #	470,000	470,000
MGM Resorts International
4.625% 9/1/26	595,000	604,996
Mohegan Gaming &
Entertainment 144A
7.875% 10/15/24 #	800,000	848,000
Penn National Gaming 144A
5.625% 1/15/27 #	535,000	552,387
Penske Automotive Group
5.50% 5/15/26	505,000	507,525
PetSmart 144A
5.875% 6/1/25 #	480,000	463,500
Rite Aid 144A
6.125% 4/1/23 #	350,000	348,250
Scientific Games International
10.00% 12/1/22	865,000	967,719
Tempur Sealy International
5.50% 6/15/26	310,000	320,075
		7,655,650
Consumer Non-Cyclical – 3.01%
Albertsons 144A
6.625% 6/15/24 #	705,000	664,463
Cott Holdings 144A
5.50% 4/1/25 #	535,000	563,756
Dean Foods 144A
6.50% 3/15/23 #	385,000	399,919
JBS USA LUX 144A
5.75% 6/15/25 #	570,000	567,150
Kronos Acquisition Holdings
144A 9.00% 8/15/23 #	555,000	559,163
Post Holdings
144A 5.00% 8/15/26 #	285,000	293,194
144A 5.75% 3/1/27 #	272,000	289,680
		3,337,325
Energy – 14.15%
Alta Mesa Holdings 144A
7.875% 12/15/24 #	530,000	559,150
AmeriGas Partners
5.875% 8/20/26	535,000	551,050
Andeavor Logistics
5.25% 1/15/25	320,000	343,600
Antero Resources
5.00% 3/1/25	205,000	202,950
5.625% 6/1/23	131,000	134,930
Cheniere Corpus Christi
Holdings
144A 5.125% 6/30/27 #	110,000	114,813
5.875% 3/31/25	260,000	282,750
7.00% 6/30/24	375,000	428,906
Chesapeake Energy
144A 8.00% 12/15/22 #	198,000	210,623
144A 8.00% 1/15/25 #	210,000	211,313
Crestwood Midstream
Partners 5.75% 4/1/25	535,000	539,013
Genesis Energy
6.00% 5/15/23	215,000	213,925
6.75% 8/1/22	605,000	617,100
Gulfport Energy
6.625% 5/1/23	710,000	720,650
Halcon Resources 144A
6.75% 2/15/25 #	585,000	601,087
Hilcorp Energy I
144A 5.00% 12/1/24 #	265,000	252,943
144A 5.75% 10/1/25 #	254,000	248,920
Laredo Petroleum
6.25% 3/15/23	580,000	601,025
Murphy Oil 6.875% 8/15/24	980,000	1,043,700
Murphy Oil USA
5.625% 5/1/27	625,000	660,156
Newfield Exploration
5.375% 1/1/26	545,000	570,887
NGPL PipeCo
144A 4.375% 8/15/22 #	235,000	242,344
144A 4.875% 8/15/27 #	230,000	237,475
NuStar Logistics
5.625% 4/28/27	606,000	643,875
Oasis Petroleum
6.50% 11/1/21	145,000	143,913
6.875% 3/15/22	530,000	527,350
Precision Drilling
6.50% 12/15/21	375,000	370,313
6.625% 11/15/20	298,955	297,460
7.75% 12/15/23	120,000	121,200
QEP Resources
6.875% 3/1/21	785,000	826,213

2 NQ-DPT-096 [7/17] 9/17 (256275)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Southwestern Energy
4.10% 3/15/22	340,000	$318,750
6.70% 1/23/25	615,000	608,659
Summit Midstream Holdings
5.75% 4/15/25	365,000	371,387
Targa Resources Partners
144A 5.375% 2/1/27 #	540,000	562,950
Transocean 144A
9.00% 7/15/23 #	490,000	514,500
Transocean Proteus 144A
6.25% 12/1/24 #	242,250	254,968
WildHorse Resource
Development 144A
6.875% 2/1/25 #	565,000	555,113
		15,705,961
Financial Services – 1.68%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #●	705,000	761,400
E*TRADE Financial
5.875%ψ●	570,000	613,092
NFP 144A
6.875% 7/15/25 #	485,000	494,639
		1,869,131
Healthcare – 9.14%
Air Medical Group Holdings
144A 6.375% 5/15/23 #	810,000	781,650
Change Healthcare Holdings
144A 5.75% 3/1/25 #	575,000	596,563
CHS 6.25% 3/31/23	530,000	544,575
DaVita
5.00% 5/1/25	595,000	605,293
5.125% 7/15/24	215,000	221,450
HCA
5.375% 2/1/25	945,000	1,007,954
5.875% 2/15/26	350,000	382,375
7.58% 9/15/25	230,000	266,513
HealthSouth
5.75% 11/1/24	320,000	327,200
5.75% 9/15/25	720,000	745,200
Hill-Rom Holdings
144A 5.00% 2/15/25 #	210,000	216,825
144A 5.75% 9/1/23 #	330,000	349,800
inVentiv Group Holdings
144A 7.50% 10/1/24 #	300,000	330,000
Mallinckrodt International
Finance
144A 5.50% 4/15/25 #	170,000	158,100
144A 5.625% 10/15/23 #	235,000	226,187
MPH Acquisition Holdings
144A 7.125% 6/1/24 #	820,000	889,700
Surgery Center Holdings
144A 6.75% 7/1/25 #	280,000	288,400
144A 8.875% 4/15/21 #	280,000	304,500
Tenet Healthcare
144A 5.125% 5/1/25 #	455,000	458,981
144A 7.00% 8/1/25 #	265,000	262,103
8.00% 8/1/20	845,000	859,787
8.125% 4/1/22	300,000	323,250
		10,146,406
Insurance – 2.12%
AssuredPartners 144A
7.00% 8/15/25 #	490,000	494,900
HUB International 144A
7.875% 10/1/21 #	845,000	886,194
USIS Merger Sub 144A
6.875% 5/1/25 #	935,000	970,063
		2,351,157
Media – 10.10%
Altice Luxembourg 144A
7.75% 5/15/22 #	785,000	835,044
CCO Holdings
144A 5.50% 5/1/26 #	55,000	58,592
144A 5.75% 2/15/26 #	565,000	608,787
144A 5.875% 5/1/27 #	655,000	706,168
Cequel Communications
Holdings I 144A
7.75% 7/15/25 #	360,000	403,650
CSC Holdings 144A
10.875% 10/15/25 #	460,000	575,000
DISH DBS 7.75% 7/1/26	507,000	608,400
Gray Television 144A
5.875% 7/15/26 #	935,000	970,063
Lamar Media 5.75% 2/1/26	365,000	397,850
Midcontinent Communications 144A
6.875% 8/15/23 #	255,000	277,669
Nexstar Broadcasting 144A
5.625% 8/1/24 #	520,000	538,850
Nielsen Co Luxembourg
144A 5.00% 2/1/25 #	300,000	310,500
Radiate Holdco 144A
6.625% 2/15/25 #	540,000	542,025
SFR Group 144A
7.375% 5/1/26 #	810,000	879,863
Sinclair Television Group
144A 5.125% 2/15/27 #	585,000	582,075

(continues)       NQ-DPT-096 [7/17] 9/17 (256275) 3

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Media (continued)
Sirius XM Radio 144A
5.375% 4/15/25 #	500,000	$526,250
Tribune Media
5.875% 7/15/22	475,000	500,531
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	835,000	871,531
VTR Finance 144A
6.875% 1/15/24 #	945,000	1,009,969
		11,202,817
Services – 7.07%
Advanced Disposal Services
144A 5.625% 11/15/24 #	570,000	592,800
Avis Budget Car Rental 144A
6.375% 4/1/24 #	415,000	428,228
Cardtronics 144A
5.50% 5/1/25 #	530,000	547,225
Covanta Holding
5.875% 7/1/25	580,000	565,500
ESH Hospitality 144A
5.25% 5/1/25 #	780,000	817,050
GEO Group
5.875% 10/15/24	280,000	292,250
6.00% 4/15/26	375,000	392,303
Herc Rentals 144A
7.75% 6/1/24 #	502,000	547,180
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	700,000	747,250
KAR Auction Services 144A
5.125% 6/1/25 #	260,000	271,700
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	1,280,000	1,432,000
Team Health Holdings 144A
6.375% 2/1/25 #	410,000	402,825
United Rentals North America
5.50% 5/15/27	767,000	811,103
		7,847,414
Technology & Electronics – 3.51%
CDK Global 5.00% 10/15/24	520,000	552,500
CDW 5.00% 9/1/25	275,000	288,579
CommScope Technologies
144A 5.00% 3/15/27 #	555,000	557,775
144A 6.00% 6/15/25 #	230,000	248,400
Entegris 144A
6.00% 4/1/22 #	605,000	634,276
Infor US 6.50% 5/15/22	470,000	491,737
Sensata Technologies UK
Financing 144A
6.25% 2/15/26 #	550,000	602,250
Solera 144A
10.50% 3/1/24 #	445,000	513,975
		3,889,492
Telecommunications – 6.72%
CenturyLink 6.75% 12/1/23	715,000	761,475
Cincinnati Bell 144A
7.00% 7/15/24 #	535,000	543,025
CyrusOne 144A
5.375% 3/15/27 #	545,000	577,019
Level 3 Financing
5.375% 5/1/25	490,000	521,850
Sprint
7.125% 6/15/24	875,000	961,406
7.875% 9/15/23	200,000	227,500
Telecom Italia 144A
5.303% 5/30/24 #	325,000	357,906
T-Mobile USA
6.375% 3/1/25	360,000	388,350
6.50% 1/15/26	187,000	208,505
Uniti Group 144A
7.125% 12/15/24 #	805,000	788,900
Uniti Group / Uniti Fiber
Holdings 144A
7.125% 12/15/24 #	115,000	112,700
Wind Acquisition Finance
144A 7.375% 4/23/21 #	910,000	947,970
Zayo Group
144A 5.75% 1/15/27 #	235,000	249,687
6.375% 5/15/25	740,000	804,750
		7,451,043
Transportation – 0.98%
DAE Funding
144A 4.50% 8/1/22 #	205,000	209,100
144A 5.00% 8/1/24 #	185,000	189,394
XPO Logistics 144A
6.125% 9/1/23 #	665,000	694,094
		1,092,588
Utilities – 2.55%
AES 5.50% 4/15/25	485,000	510,463
Calpine 5.75% 1/15/25	290,000	271,150
Dynegy
6.75% 11/1/19	265,000	275,434
7.375% 11/1/22	280,000	284,550
144A 8.00% 1/15/25 #	740,000	736,300

4 NQ-DPT-096 [7/17] 9/17 (256275)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Utilities (continued)
Enel 144A
8.75% 9/24/73 #●	620,000	$748,650
		2,826,547
Total Corporate Bonds (cost $95,636,240)		99,257,985

Municipal Bond – 0.28%
Buckeye, Ohio Tobacco
Settlement Financing
Authority
(Asset-Backed Senior
Turbo) Series A-2 5.875%
6/1/47	325,000	307,824
Total Municipal Bond (cost $312,836)		307,824

Loan Agreements – 2.78%«
Applied Systems 2nd Lien
7.796% 1/23/22	801,794	811,983
BJ’s Wholesale Club 2nd Lien
8.71% 1/27/25	84,000	82,215
CH Hold 2nd Lien 8.476%
2/1/25	295,000	303,481
Colorado Buyer 2nd Lien
8.42% 5/1/25	335,000	338,350
Kronos 2nd Lien 9.561%
11/1/24	525,000	544,578
Russell Investments US
Institutional Holdco
Tranche B 1st Lien 6.972%
6/1/23	652,410	660,157
Summit Midstream Partners
Holdings Tranche B 1st Lien
7.234% 5/21/22	335,000	341,281
Total Loan Agreements
(cost $2,877,044)		3,082,045

	Number of
	shares
Common Stock – 0.00%
Century Communications =†	60,000	0
Total Common Stock (cost $1,816)		0

Preferred Stock – 0.97%
Bank of America 6.50% ●	785,000	887,050
GMAC Capital Trust I
6.967% ●	7,000	185,850
Total Preferred Stock (cost $988,711)		1,072,900

	Principal
	amount°
Short-Term Investments – 5.76%
Repurchase Agreements – 5.76%
Bank of America Merrill Lynch
0.97%, dated 7/31/17, to
be repurchased on 8/1/17,
repurchase price
$1,170,180 (collateralized
by US government
obligations
0.125% 4/15/18; market
value $1,193,552)	1,170,148	1,170,148
Bank of Montreal
0.90%, dated 7/31/17, to
be repurchased on 8/1/17,
repurchase price
$2,925,443 (collateralized
by US government
obligations
0.00%–4.375%
1/11/18–8/15/40; market
value $2,983,878)	2,925,370	2,925,370
BNP Paribas
1.04%, dated 7/31/17, to
be repurchased on 8/1/17,
repurchase price
$2,299,548 (collateralized
by US government
obligations 0.00%–2.50%
10/12/17–8/15/46; market
value $2,345,471)	2,299,482	2,299,482
		6,395,000

Total Short-Term Investments
(cost $6,395,000)		6,395,000

Total Value of Securities – 99.41%
(cost $106,381,130)		110,306,029

Receivables and Other Assets Net of
Liabilities – 0.59%		657,242
Net Assets Applicable to 13,888,831 Shares
Outstanding – 100.00%		$110,963,271

(continues)     NQ-DPT-096 [7/17] 9/17 (256275) 5

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio (Unaudited)

____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2017, the aggregate value of Rule 144A securities was $59,579,679, which represents 53.69% of the Portfolio’s net assets.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2017, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets.
«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at July 31, 2017.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
ψ	No contractual maturity date.
†	Non-income producing security.
●	Variable rate security. Each rate shown is as of July 31, 2017. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2017.

See accompanying notes.

6 NQ-DPT-096 [7/17] 9/17 (256275)

Notes

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio
July 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Macquarie Institutional Portfolios (the marketing name for Delaware Pooled® Trust, (the “Trust”)) — Macquarie High Yield Bond Portfolio. This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At July 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Portfolio were as follows:

Cost of investments	$106,381,130
Aggregate unrealized appreciation of investments	$4,179,820
Aggregate unrealized depreciation of investments	(254,921)
Net unrealized appreciation of investments	$3,924,899

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)       NQ-DPT-096 [7/17] 9/17 (256275) 7

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporate Debt	$—	$99,448,260	$—	$99,448,260
Loan Agreements	—	3,082,045	—	3,082,045
Municipal Bond	—	307,824	—	307,824
Common Stock	—	—	—	—
Preferred Stock	185,850	887,050	—	1,072,900
Short-Term Investments	—	6,395,000	—	6,395,000
Total Value of Securities	$185,850	$110,120,179	$—	$110,306,029

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, while Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security type for the Portfolio:

	Level 1	Level 2	Total
Preferred Stock	17.32%	82.68%	100.00%

During the period ended July 31, 2017 there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Portfolio’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Portfolio’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs for the Portfolio, since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Portfolio’s current financial statement presentation and expects that the Portfolio will comply with the Rule’s Regulation S-X amendments by the Aug. 1, 2017 compliance date.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2017 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

8 NQ-DPT-096 [7/17] 9/17 (256275)

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio
July 31, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 99.08%Δ
Australia – 1.36%
QBE Insurance Group	692,849	$6,568,209
		6,568,209
China/Hong Kong – 1.50%
CK Hutchison Holdings	237,500	3,128,841
WH Group 144A #	4,406,500	4,135,254
		7,264,095
Denmark – 1.09%
ISS	128,345	5,264,755
		5,264,755
France – 6.96%
Cie de Saint-Gobain	175,068	9,717,741
Sanofi	170,744	16,315,671
Societe Generale	130,005	7,633,436
		33,666,848
Germany – 11.57%
Allianz	61,977	13,206,307
Bayerische Motoren Werke	23,418	2,154,294
Daimler	159,202	11,173,991
Evonik Industries	106,204	3,620,860
SAP	111,798	11,868,832
Telefonica Deutschland
Holding	2,700,547	13,960,895
		55,985,179
Italy – 5.76%
Enel	2,461,689	14,057,847
Eni	872,222	13,805,012
		27,862,859
Japan – 18.28%
Canon	350,800	12,209,348
Honda Motor	486,300	13,709,650
Hoya	68,600	3,874,131
Isuzu Motors	200,500	2,757,114
Kirin Holdings	667,200	14,709,326
Kyushu Railway	122,400	4,035,775
Mitsubishi Electric	512,300	7,948,561
Santen Pharmaceutical	6,800	96,037
Sekisui Chemical	179,500	3,308,486
Sumitomo Electric Industries	154,300	2,501,803
Takeda Pharmaceutical	277,500	14,679,849
Tokio Marine Holdings	203,900	8,591,006
		88,421,086
Netherlands – 2.75%
Koninklijke Ahold Delhaize	609,773	12,484,383
Royal Dutch Shell Class A	29,010	816,423
		13,300,806
Singapore – 6.77%
Ascendas Real Estate
Investment Trust	2,944,900	5,867,417
Singapore
Telecommunications	4,139,100	12,125,762
United Overseas Bank	834,309	14,769,637
		32,762,816
Spain – 5.97%
Banco Santander	564,017	3,855,204
Iberdrola	1,670,897	13,181,444
Telefonica	1,047,175	11,851,014
		28,887,662
Sweden – 4.69%
Telefonaktiebolaget LM
Ericsson Class B	1,106,220	7,186,361
Telia	3,299,317	15,508,073
		22,694,434
Switzerland – 8.52%
ABB	546,888	12,838,676
Nestle	49,162	4,153,819
Novartis	139,438	11,882,405
Zurich Insurance Group	40,409	12,319,741
		41,194,641
United Kingdom – 23.86%
Amec Foster Wheeler	658,875	3,858,041
BP	2,464,540	14,496,141
G4S	2,729,971	11,843,125
GlaxoSmithKline	640,367	12,796,014
J Sainsbury	457,883	1,478,912
John Wood Group	239,913	1,932,484
Kingfisher	2,621,346	10,182,130
Lloyds Banking Group	14,479,598	12,528,653
National Grid	619,527	7,657,440
Next	141,773	7,388,684
Pearson	651,989	5,656,040
Royal Dutch Shell Class B	489,426	13,896,511
Tesco †	5,105,531	11,734,526
		115,448,701
Total Common Stock
(cost $452,342,163)		479,322,091

(continues)     NQ-DPT-094 [7/17] 9/17 (256121) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio (Unaudited)

	Number of	Value
	shares	(US $)
Preferred Stock – 0.12%
Bayerische Motoren Werke
5.03%	6,993	$557,544
Total Preferred Stock (cost $505,658)		557,544

	Principal
	amount°
Short-Term Investments – 0.33%
Repurchase Agreements – 0.19%
Bank of America Merrill Lynch
0.97%, dated 7/31/17, to
be repurchased on 8/1/17,
repurchase price $166,332
(collateralized by US
government obligations
0.125% 4/15/18; market
value $169,654)	166,327	166,327
Bank of Montreal
0.90%, dated 7/31/17, to
be repurchased on 8/1/17,
repurchase price $415,829
(collateralized by US
government obligations
0.00%–4.375%
1/11/18–8/15/40; market
value $424,135)	415,819	415,819
BNP Paribas
1.04%, dated 7/31/17, to
be repurchased on 8/1/17,
repurchase price $326,863
(collateralized by US
government obligations
0.00%–2.50%
10/12/17–8/15/46; market
value $333,391)	326,854	326,854
		909,000
US Treasury Obligation – 0.14%
US Treasury Bill 0.92%
8/3/17	690,720	690,685

Total Short-Term Investments
(cost $1,599,685)		1,599,685

Total Value of
Securities – 99.53%
(cost $454,447,506)		481,479,320

Receivables and Other Assets Net of
Liabilities – 0.47%		2,295,692
Net Assets Applicable to 33,029,282 Shares
Outstanding – 100.00%		$483,775,012
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2017, the aggregate value of Rule 144A securities was $4,135,254, which represents 0.85% of the Portfolio’s net assets.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at July 31, 2017:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	EUR	(483,965)	USD	567,759	8/1/17	$(5,189)
BNYM	HKD	1,224,081	USD	(156,716)	8/1/17	4
BNYM	HKD	1,236,764	USD	(158,356)	8/2/17	(8)
						$(5,193)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of these amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
BNYM – BNY Mellon
EUR – Euro
HKD – Hong Kong Dollar
USD – US Dollar

See accompanying notes.

2 NQ-DPT-094 [7/17] 9/17 (256121)

Notes

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio
July 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Macquarie Institutional Portfolios (the marketing name for Delaware Pooled® Trust, (the “Trust”)) — Macquarie Labor Select International Equity Portfolio. This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At July 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Portfolio were as follows:

Cost of investments	$454,447,506
Aggregate unrealized appreciation of investments	$77,155,934
Aggregate unrealized depreciation of investments	(50,124,120)
Net unrealized appreciation of investments	$27,031,814

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-DPT-094 [7/17] 9/17 (256121) 3

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$479,322,091	$—	$479,322,091
Preferred Stock	557,544	—	557,544
Short-Term Investments	—	1,599,685	1,599,685
Total Value of Securities	$479,879,635	$1,599,685	$481,479,320
Derivatives:
Foreign Currency Exchange
Contracts	$—	$(5,193)	$(5,193)

During the period ended July 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Portfolio’s current financial statement presentation and expects that the Portfolio will comply with the Rule’s Regulation S-X amendments by the Aug. 1, 2017 compliance date.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2017 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-094 [7/17] 9/17 (256121)

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio
July 31, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.88%
Consumer Discretionary – 2.93%
Lowe’s	65,400	$5,061,960
		5,061,960
Consumer Staples – 11.77%
Archer-Daniels-Midland	124,000	5,230,320
CVS Health	67,100	5,363,303
Kraft Heinz	55,933	4,891,900
Mondelez International	110,700	4,873,014
		20,358,537
Energy – 14.91%
Chevron	49,800	5,437,662
ConocoPhillips	115,400	5,235,698
Halliburton	114,100	4,842,404
Marathon Oil	396,700	4,851,641
Occidental Petroleum	87,500	5,418,875
		25,786,280
Financials – 12.72%
Allstate	59,700	5,432,700
Bank of New York Mellon	104,000	5,515,120
BB&T	123,800	5,858,216
Marsh & McLennan	66,500	5,185,005
		21,991,041
Healthcare – 20.68%
Abbott Laboratories	106,100	5,217,998
Cardinal Health	65,000	5,021,900
Express Scripts Holding †	78,110	4,892,810
Johnson & Johnson	39,200	5,202,624
Merck & Co.	79,200	5,059,296
Pfizer	157,911	5,236,329
Quest Diagnostics	47,400	5,133,894
		35,764,851
Industrials – 9.22%
Northrop Grumman	19,900	5,236,287
Raytheon	31,400	5,393,578
Waste Management	70,700	5,313,105
		15,942,970
Information Technology – 11.45%
CA	144,036	4,470,878
Cisco Systems	163,500	5,142,075
Intel	142,800	5,065,116
Oracle	102,500	5,117,825
		19,795,894
Materials – 3.10%
EI du Pont de Nemours & Co.	65,300	5,368,313
		5,368,313
Real Estate – 3.12%
Equity Residential	79,250	5,393,755
		5,393,755
Telecommunications – 6.11%
AT&T	133,800	5,218,200
Verizon Communications	110,500	5,348,200
		10,566,400
Utilities – 2.87%
Edison International	63,200	4,972,576
		4,972,576
Total Common Stock (cost $156,803,739)		171,002,577

	Principal
	amount°
Short-Term Investments – 0.96%
Repurchase Agreements – 0.75%
Bank of America Merrill Lynch
0.97%, dated 7/31/17, to
be repurchased on 8/1/17,
repurchase price $237,147
(collateralized by US
government obligations
0.125% 4/15/18; market
value $241,883)	237,140	237,140
Bank of Montreal
0.90%, dated 7/31/17, to
be repurchased on 8/1/17,
repurchase price $592,865
(collateralized by US
government obligations
0.00%–4.375%
1/11/18–8/15/40; market
value $604,708)	592,851	592,851
BNP Paribas
1.04%, dated 7/31/17, to
be repurchased on 8/1/17,
repurchase price $466,023
(collateralized by US
government obligations
0.00%–2.50%
10/12/17–8/15/46; market
value $475,329)	466,009	466,009
		1,296,000

(continues)     NQ-DPT-029 [7/17] 9/17 (256116) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
US Treasury Obligation – 0.21%≠
US Treasury Bill 0.92%
8/3/17	374,563	$374,543
		374,543
Total Short-Term Investments
(cost $1,670,543)		1,670,543

Total Value of
Securities – 99.84%
(cost $158,474,282)		172,673,120

Receivables and Other Assets Net of
Liabilities – 0.16%		269,089
Net Assets Applicable to 6,243,560 Shares
Outstanding – 100.00%		$172,942,209
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes.

2 NQ-DPT-029 [7/17] 9/17 (256116)

Notes

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio
July 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Macquarie Institutional Portfolios (the marketing name for Delaware Pooled® Trust, (the “Trust”)) — Macquarie Large Cap Value Portfolio. This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At July 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Portfolio were as follows:

Cost of Investments	$158,474,282
Aggregate unrealized appreciation of investments	$23,291,650
Aggregate unrealized depreciation of investments	(9,092,812)
Net unrealized appreciation of investments	$14,198,838

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-DPT-029 [7/17] 9/17 (256116) 3

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$171,002,577	$—	$171,002,577
Short-Term Investments	—	1,670,543	1,670,543
Total Value of Securities	$171,002,577	$1,670,543	$172,673,120

During the period ended July 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the Period ended July 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Portfolio’s current financial statement presentation and expects that the Portfolio will comply with the Rule’s Regulation S-X amendments by the Aug. 1, 2017 compliance date.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2017 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-029 [7/17] 9/17 (256116)

Schedule of investments
Delaware REIT Fund	July 31, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.79%
Diversified REITs – 5.85%
Forest City Realty Trust	100,200	$2,442,876
Gramercy Property Trust	21,100	637,642
JBG SMITH Properties †	18,416	653,400
Vornado Realty Trust	52,932	4,200,154
		7,934,072
Healthcare REITs – 16.51%
Brookdale Senior Living †	363,000	5,154,600
HCP	194,500	6,155,925
Healthcare Realty Trust	78,000	2,597,400
National Health Investors	22,700	1,753,575
Welltower	91,725	6,731,698
		22,393,198
Hotel REITs – 4.00%
Host Hotels & Resorts	121,464	2,266,518
MGM Growth Properties	44,700	1,337,871
Sunstone Hotel Investors	111,943	1,822,432
		5,426,821
Industrial REITs – 8.63%
DCT Industrial Trust	59,151	3,332,567
First Industrial Realty Trust	22,400	683,648
Prologis	126,509	7,693,012
		11,709,227
Information Technology REITs – 7.76%
CoreSite Realty	12,700	1,378,966
Crown Castle International	27,800	2,796,124
Equinix	14,100	6,355,293
		10,530,383
Mall REITs – 10.35%
CBL & Associates Properties	35,910	315,649
GGP	248,323	5,614,583
Simon Property Group	51,158	8,108,543
		14,038,775
Manufactured Housing REIT – 1.94%
Equity LifeStyle Properties	30,236	2,639,603
		2,639,603
Multifamily REITs – 16.22%
Apartment Investment & Management	6,400	291,520
AvalonBay Communities	34,651	6,665,120
Camden Property Trust	19,000	1,704,300
Equity Residential	90,023	6,126,966
Essex Property Trust	9,327	2,440,876

NQ-095 [7/17] 9/17 (256125)      1

Schedule of investments
Delaware REIT Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Multifamily REITs (continued)
UDR	122,100	$4,772,889
		22,001,671
Office REITs – 7.84%
Boston Properties	21,174	2,560,148
Columbia Property Trust	94,300	2,051,025
Empire State Realty Trust	58,200	1,215,798
Equity Commonwealth †	58,200	1,837,956
Kilroy Realty	14,700	1,020,327
SL Green Realty	18,830	1,944,574
		10,629,828
Self-Storage REITs – 2.79%
Extra Space Storage	9,800	779,100
Public Storage	14,602	3,001,733
		3,780,833
Shopping Center REITs – 10.72%
Brixmor Property Group	105,200	2,060,868
DDR	41,100	418,809
Kimco Realty	142,500	2,875,650
Regency Centers	68,125	4,511,238
Retail Properties of America	67,100	887,733
Urban Edge Properties	51,985	1,306,383
Weingarten Realty Investors	76,300	2,476,698
		14,537,379
Single Tenant REITs – 3.73%
Realty Income	52,800	3,012,768
VEREIT	245,700	2,041,767
		5,054,535
Specialty REITs – 2.45%
EPR Properties	7,600	550,088
Invitation Homes	72,700	1,549,964
Lamar Advertising	17,400	1,227,918
		3,327,970

Total Common Stock (cost $129,826,495)		134,004,295

2    NQ-095 [7/17] 9/17 (256125)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments – 2.08%
Repurchase Agreements – 1.83%
Bank of America Merrill Lynch
0.97%, dated 7/31/17, to be repurchased on 8/1/17,
repurchase price $453,250 (collateralized by US
government obligations 0.125% 4/15/18; market value
$462,303)	453,238	$453,238
Bank of Montreal
0.90%, dated 7/31/17, to be repurchased on 8/1/17,
repurchase price $1,133,123 (collateralized by US
government obligations 0.00%–4.375%
1/11/18–8/15/40; market value $1,155,757)	1,133,095	1,133,095
BNP Paribas
1.04%, dated 7/31/17, to be repurchased on 8/1/17,
repurchase price $890,693 (collateralized by US
government obligations 0.00%–2.50%
10/12/17–8/15/46; market value $908,480)	890,667	890,667
		2,477,000
US Treasury Obligation – 0.25%≠
US Treasury Bill 0.92% 8/3/17	343,188	343,170
		343,170
Total Short-Term Investments (cost $2,820,171)		2,820,170
Total Value of Securities – 100.87%
(cost $132,646,666)		136,824,465
Liabilities Net of Receivables and Other Assets – (0.87%)		(1,178,823)
Net Assets Applicable to 11,456,249 Shares Outstanding – 100.00%		$135,645,642

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

REIT – Real Estate Investment Trust

See accompanying notes.

NQ-095 [7/17] 9/17 (256125)     3

Notes
Delaware REIT Fund	July 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) - Delaware REIT Fund (the Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At July 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$132,646,666
Aggregate unrealized appreciation of investments	$7,427,635
Aggregate unrealized depreciation of investments	(3,249,836)
Net unrealized appreciation of investments	$4,177,799

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

4     NQ-095 [7/17] 9/17 (256125)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$134,004,295	$—	$134,004,295
Short-Term Investments	—	2,820,170	2,820,170
Total Value of Securities	$134,004,295	$2,820,170	$136,824,465

During the period ended July 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended July 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In October, 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statements presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Funds’ current financial statements presentation and expects that the Funds will comply with the Rule’s Regulation S-X amendments by the Aug. 1, 2017 compliance date.

NQ-095 [7/17] 9/17 (256125)     5

(Unaudited)

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ-095 [7/17] 9/17 (256125)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: